As filed with the Securities and Exchange Commission on August 14, 2026

1933 Act File No. 333-[___]

1940 Act File No. 811-24211

U.S. SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. ___	☐
and/or

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.	☐

LONGEVITYFP US EQUITY LARGE-CAP
500 INDEX FUND (1960)

(Exact Name of Registrant as Specified in Charter)

Longevity Financial Advisors, LLC

13911 Ridgedale Drive, Suite 485

Minnetonka, MN 55305

(Address of Principal Executive Offices)

1-800-710-6796

 (Registrant’s Telephone Number, Including Area Code)

Paracorp Incorporated

2140 S. DuPont Hwy.

Camden, DE 19934

(Name and Address of Agent for Service)

Copies of communications to:

Shawn A. Hendricks Stradley Ronon Stevens & Young, LLP 100 Park Avenue, Suite 2000 New York, New York 10017	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27804

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the effective date of this Registration Statement.

☒ Check box if any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan.

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to Section 8(c).

The following boxes should only be included and completed if the registrant is making this filing in accordance with Rule 486 under the Securities Act.

☐ immediately upon filing pursuant to paragraph (b)	☐ 60 days after filing pursuant to paragraph (a)

☐ on (date) pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)

If appropriate, check the following box:

☐ This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐ This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐ This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐ This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

Check each box that appropriately characterizes the Registrant:

☒ Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐ Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐ Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐ A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐ Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐ If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒ New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

SUBJECT TO COMPLETION

The information in this Prospectus is not complete and may be changed. The securities described in this Prospectus may not be sold until the registration statement becomes effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction in which the offer, solicitation, or sale would be unlawful.

Preliminary Prospectus Dated August 14, 2026

PROSPECTUS

LONGEVITYFP US EQUITY LARGE-CAP 500 INDEX FUND (1960)

The Fund. The LongevityFP US Equity Large-Cap 500 Index Fund (1960) (the “Fund”) is a newly formed Delaware statutory trust registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund intends to operate as a “tender offer fund,” which means that it is subject to the requirements of Rule 13e-4 under the Securities Exchange Act of 1934, as amended (the “1934 Act”). This Prospectus applies to the offering of one class of common shares of beneficial interest of the Fund (the “Shares”), which are continuously offered and sold at their offering price, which is net asset value (“NAV”) per Share, subject to any sales load. Shares are offered to investors who associate each Share with a natural person born between January 1, 1960 and December 31, 1960 (a “Reference Life”). The Fund is designed for investors who invest in connection with their own lives: in the ordinary case, the shareholder is the Reference Life. Because investors commonly hold assets through revocable trusts, family entities, and spousal or family accounts, a Share may be held by a natural person or entity other than the Reference Life only where such person or entity has a “Qualifying Connection” to the Reference Life — the family, personal, or economic relationships described under “Investment Objectives and Policies—Reference Life.” The Qualifying Connection requirement exists to accommodate these ownership arrangements, not to enable investment positions in the life of an unrelated person, and the Fund will not accept a subscription from a purchaser who lacks a Qualifying Connection at the time of purchase. The minimum investment is $5,000 and the maximum investment is $100,000, applied both per investor and in the aggregate for all Shares associated with any single Reference Life.

The purpose of the Fund is to provide annual survival-contingent distributions to shareholders whose Reference Lives survive from 80 to 100 years of age. The Fund is structured as a survivorship fund and operates on a survivorship basis. When a Reference Life dies, the value of the associated Shares is reallocated to Shares associated with surviving Reference Lives, so shareholders whose Reference Lives survive the longest receive the largest distributions. The Fund offers only limited liquidity. A shareholder will be required to hold their Shares until the Fund liquidates, unless tendered during the Offering Period. Unlike a traditional mutual fund, the amount a shareholder receives upon the death of the Reference Life before surviving to age 100 will be less than the NAV per share, and possibly significantly less (including $0.00). Shares are not transferable except in the limited circumstances described in this Prospectus. Because the Fund’s distributions are tied to the survival of the Reference Lives, investors whose Reference Life has a serious or life-threatening health condition should not invest in the Fund.

The Fund is not an annuity, an insurance contract, a pension, or any other product backed by an insurance company or a third-party guarantor, and consequently, the Fund’s investments may lose money, you may not receive any distributions from the Fund, and you may lose some or all of the investment that has not already been distributed to you.

Investment Objectives. The Fund’s investment objective is to provide shareholders with annual survival-contingent distributions to those whose Reference Lives reach ages 80 through 100. The Fund’s secondary investment objective is to seek to track the investment results (before fees and expenses) of the VettaFi US Equity Large-Cap 500 Index (the “Index”).

There can be no assurance that the Fund will achieve its investment objectives generally or with respect to any particular shareholder.

Principal Investment Strategies. The Fund is a non-diversified fund that pursues its investment objectives by investing in the equity securities of companies included in the Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization U.S. companies. Large-capitalization companies are considered to be those that comprise the Index. The Index is a rules-based index comprising the 500 largest U.S. public companies, weighted by market capitalization. It is designed to measure the performance of the U.S. large-capitalization equity market — the large, established U.S. companies that account for the majority of the U.S. stock market by value — and it provides the Fund with broad, diversified exposure to that segment of the market.

The Fund is a passively managed index fund and is not actively managed, meaning it does not seek to outperform the Index. Rather, the Fund seeks to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index and minimize “tracking error” between the two). Tracking error means the variation between the Fund’s annual return and the return of the Index. Because the Index is a financial calculation based on a grouping of financial instruments, while the Fund is an actual investment portfolio, the Fund may experience tracking error for a number of reasons when tracking the performance of the Index. For example, the Fund incurs operating expenses and transaction costs not applicable to the Index. As an index fund, the Fund does not take temporary defensive positions during periods of adverse market, economic, or other conditions.

The amount a shareholder receives depends on two factors working together. The first is the investment return earned on the Fund’s equity securities of the Index. The value of the Fund’s equity securities is expected to rise and fall with the U.S. large-capitalization equity market. The second is the Fund’s survivorship structure, under which, after the date the Fund’s Board of Trustees (the “Board”) closes the offering in its sole discretion (the “Offering Close Date”), a shareholder’s Reference Life must be alive on their birthday during the distribution year to receive a distribution. When a shareholder’s Reference Life dies on or after the Offering Close Date, the associated Shares are Automatically Canceled at $0.00 per share, and the value of those Shares is reallocated to Shares associated with surviving Reference Lives, increasing the NAV per Share of the remaining Shares. See “Automatic Cancellation Upon Reference Life Death.”

The Fund’s investments are allocated across twenty-one Distribution Sleeves (each, a “Distribution Sleeve” and, collectively, the “Distribution Sleeves”), each corresponding to one of the annual survival-contingent distributions. Each Distribution Sleeve is held fully invested in the equity securities of the Index constituents until its distribution year and is then sold down across that year, in approximately equal monthly amounts, into short-term money market instruments, so that the Distribution Sleeve is fully liquid by the time its distribution is funded. Each Distribution Sleeve funds a single distribution. The Fund invests substantially all of its net proceeds in the equity securities of the Index constituents in accordance with fixed allocation percentages specified in this Prospectus. There is no assurance that the Fund’s investment strategies will be successful. See “Management of the Fund.”

The Fund’s investment objectives and the 80% investment policy are non-fundamental policies that the Board may change without shareholder approval upon 60 days’ prior written notice to shareholders.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Distributions. The Fund will make twenty-one annual survival-contingent distributions beginning in 2040 (the year the Reference Life group attains age 80). Each distribution will be paid within 90 days following the end of the calendar year. Each distribution is funded by the liquidation of the Fund’s portfolio holdings in the corresponding Distribution Sleeve and is paid pro rata to shareholders whose Reference Lives reached that age. The Fund does not expect to make distributions to shareholders other than these distributions and any distributions required to maintain the Fund’s qualification as a regulated investment company under Subchapter M of the Internal Revenue Code. A portion of a distribution may constitute a return of capital, which is not taxable but reduces a shareholder’s tax basis in the Shares.

Automatic Cancellation Upon Reference Life Death. The Fund is structured as a survivorship fund and operates on a survivorship basis. Its defining feature is the cancellation at $0.00 per Share of each Share associated with a deceased Reference Life (the “Automatic Cancellation”). The death of a Reference Life has different consequences depending on when it occurs. If a Reference Life dies during the Offering Period, the associated Shares are not Automatically Canceled, and the shareholder may tender their Shares to the Fund at NAV per Share less the 2.00% Repurchase Fee under the Tender Offer Policy. If a Reference Life dies on or after the Offering Close Date, all associated Shares are Automatically Canceled at $0.00 per Share, and no amount is payable in respect of the canceled Shares except for any annual survival-contingent distribution that vested but remained unpaid as of the Reference Life’s death. The economic value of canceled Shares remains in the Fund and is redistributed pro rata to Shares associated with surviving Reference Lives, increasing the NAV per Share. The Automatic Cancellation is a self-executing term of the Shares, not a repurchase or redemption by the Fund, and the Fund pays no consideration upon a cancellation. The purpose of the Automatic Cancellation is to enable the Fund to deliver increasing distributions to shareholders whose Reference Lives survive. A significant portion of the Fund’s Reference Lives are not expected to survive to later ages. See “Risk Factors— Survivorship Risk,” “—Tender Offer Risk,” and “Distributions and Automatic Cancellations—Entitlement Upon Attaining a Distribution Age.”

Fund Duration. Unlike a traditional investment company with perpetual existence, the Fund is designed to distribute substantially all of its assets through the twenty-one annual survival-contingent distributions, the last of which is scheduled to occur within 90 days following December 31, 2060 (the year the Reference Life group attains age 100). The Board may determine to wind down the Fund earlier and distribute its remaining assets pro rata to surviving Reference Life shareholders if surviving Reference Lives fall below 5% of the original group as of the Offering Close Date (a “Terminal Wind-Down”). The “Fund Liquidation Date” is the earlier of (i) the date of the last distribution, or (ii) the date the Fund completes a Terminal Wind-Down. If no Reference Life is living on a distribution date, that distribution is paid to the shareholders who received the immediately preceding distribution (or their estates), pro rata.

Tender Offer Policy. The Board has adopted the Tender Offer Policy pursuant to which the Fund intends to conduct tender offers for Shares during the Offering Period at a price equal to NAV per Share less the 2.00% Repurchase Fee. Tender offers are conducted at the Board’s discretion. After the Offering Close Date, the Fund will cease conducting tender offers, and the death of a Reference Life will cause all associated Shares to be Automatically Canceled at $0.00. See “Tender Offer Policy” and “Risk Factors—Tender Offer Risk.”

Offering Period. The Offering Period begins on the effective date of this registration statement and ends on the Offering Close Date. The Fund’s Distributor will distribute Shares on a best-efforts basis. The Board expects to begin considering closing the offering when the Fund reaches $200,000,000 in subscriptions, the level at which the Board believes the Fund’s fixed operating costs can be spread across a large enough asset base to operate cost-effectively. The Offering Close Date may occur earlier or later, depending on the Board’s assessment of operating costs and economies of scale, capital formation, and market conditions. After the Offering Close Date, the Fund will not accept new subscriptions but will continue to accept reinvestments of distributions under the Dividend Reinvestment Plan.

Limited Liquidity. The only liquidity investors in the Fund can expect is from the scheduled annual survival-contingent distributions (beginning in 2040), the tender offers conducted under the Tender Offer Policy during the Offering Period, and/or any distribution upon the Fund’s liquidation. Shares may be transferred only in limited circumstances. After the Offering Close Date, the Fund will cease conducting tender offers, and the death of a Reference Life will cause all associated Shares to be Automatically Canceled at $0.00. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the very limited liquidity of Shares. Investors should consider their investment goals, time horizons, and risk tolerance before investing in the Fund. Shares are not listed, and the Fund does not intend to list Shares for trading on any national securities exchange. See “Tender Offer Policy” and “Risk Factors—Tender Offer Risk.”

Annual survival-contingent distributions are not guaranteed. The increase in NAV per Share that results from the Automatic Cancellation of Shares associated with deceased Reference Lives is a structural consequence of the Fund’s survivorship design, not a promise of any specific outcome. If the Fund’s portfolio holdings lose value, or if more Reference Lives survive to a distribution age, the annual survival-contingent distributions will be smaller, and shareholders may lose some or all of their investment. Upon the death of a Reference Life on or after the Offering Close Date, all associated Shares are Automatically Canceled at $0.00. No amount is payable in respect of canceled Shares, except for any distribution that vested but remained unpaid as of a Reference Life’s death.

Share Purchase Price. Each Share sold during the initial offering will be sold at the initial price of $10.00 per share, plus any applicable sales load. After the initial offering and until the Offering Close Date, Shares will be offered at the current NAV per Share, plus any applicable sales load. The minimum investment is $5,000, and the maximum investment is $100,000, applied both per investor and in the aggregate for all Shares associated with any single Reference Life. See “Determination of Net Asset Value.”

Potential investors should consider investing in the Fund only if their associated Reference Life is generally healthy, they desire annual late-life distributions beginning after age 80, and they are willing to accept the risks of the Fund described herein, including the risk that the associated Reference Life dies earlier than expected or shareholder Reference Lives in the Fund live longer than expected. In order for a shareholder to receive a positive return on an investment in the Fund, the shareholder’s associated Reference Life must live at least long enough to receive total distributions that exceed the price at which the shareholder bought the Shares.

Total Offering(1)	Price to Public	Sales Load(2)	Proceeds to the Fund(3)
Total Minimum	$10.00 or Current NAV	7.00%	$10.00 or Current NAV Minus Sales Load
Total Maximum	$10.00 or Current NAV	7.00%	$10.00 or Current NAV Minus Sales Load
(1)	[___] (the “Distributor”) acts as the principal underwriter of Shares on a best-efforts basis. Shares are being offered through the Distributor and may also be offered through other brokers or dealers that have entered into selling agreements with the Distributor. The Fund offers Shares on a continuous basis during the Offering Period pursuant to Rule 415 under the 1933 Act. The Offering Period begins on the effective date of this registration statement and ends on the Offering Close Date, the date on which the Board closes the offering in its sole discretion. The Board expects to begin considering closing the offering when the Fund reaches $200,000,000 in subscriptions. The Offering Close Date may occur earlier or later, depending on the Board’s assessment of operating costs and economies of scale, capital formation, and market conditions. The initial offering price is $10.00 per Share. Thereafter, on such frequency as the Adviser may establish through the Offering Close Date, Shares are offered at the current NAV per Share, subject to the applicable sales load. The minimum investment is $5,000. After the Offering Close Date, the Fund will not issue additional Shares except through reinvestment of RIC distributions pursuant to the Dividend Reinvestment Plan. See “Prospectus Summary—Share Purchase Price.”
(2)	Investments in the Fund are sold subject to a 7.00% front-end sales load. The front-end sales load is waived in full for purchases through fee-based registered investment adviser accounts.
(3)	The Fund’s initial offering expenses are described under “FUND EXPENSES” below.

Investor Suitability:

●	The Fund has no prior operating history.

●	Shares are not transferable except in the limited circumstances described in this Prospectus.

●	Shares are not listed for trading on any securities exchange and it is not anticipated that a secondary market for the Shares will develop.

●	Although the Fund may offer to repurchase Shares from time to time, it has no obligation to do so and investors should consider Shares to be an illiquid investment.

●	Because Shares are not listed on an exchange, Shareholders should not expect to be able to sell Shares when or in the amount desired, regardless of how the Fund performs.

●	The amounts distributed and frequency of distributions that the Fund may pay, if any, are uncertain.

●	Shares are appropriate only for those investors who can tolerate a high degree of risk and for whom an investment in the Fund does not constitute a complete investment program.

●	An investment in Shares is not suitable for investors who might need access to the money invested in the short term.

●	Shareholders whose Reference Lives have serious or life-threatening health conditions should not invest in Shares.

●	A shareholder whose Reference Life dies on or after the Offering Close Date but before attaining age 80 will lose their entire investment.

●	Each investor must represent that the aggregate purchase price of all Shares purchased by the investor does not exceed 5% of the investor’s liquid net worth.

●	Each investor must acknowledge that no annual survival-contingent distribution is made before the associated Reference Life attains age 80, and that whether cumulative annual survival-contingent distributions ever equal or exceed the price paid for the Shares depends on the associated Reference Life surviving substantially beyond age 80 and on the investment performance of the Fund, and is not assured at any age.

●	The Fund is not an insurance company, and Shares are not insurance contracts or annuity contracts. Shareholders will not have the protections afforded by state insurance laws, including those provided by state guaranty funds.

This Prospectus concisely sets forth the information potential investors should know before investing. You should read this Prospectus carefully before deciding to invest and retain it for future reference. An investment in the Fund involves significant risk. An investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. Before making an investment decision, a potential investor should (i) consider the suitability of this investment with respect to their investment objective and individual situation, including their health, and (ii) consider factors such as their net worth, income, age, and risk tolerance. Investment should be avoided where a potential investor or their associated Reference Life has serious or life-threatening health problems. See “Risk Factors” beginning on page [29] to read about the risks you should consider before buying Shares. Certain of these risks are summarized in “Special Risk Considerations” beginning on page [13] of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

A Statement of Additional Information dated [___] (“SAI”), as it may be amended, containing additional information about the Fund, has been filed with the Commission. The SAI, annual and semi-annual reports to shareholders, and other information about the Fund are available without charge by calling [___] (toll-free number) or by visiting [___]. The table of contents of the SAI is located on page [___] of this Prospectus. This Prospectus incorporates by reference the entire SAI. The SAI material incorporated by reference into the registration statement, and other information regarding the Fund are available on the EDGAR database on the Commission’s website at http://www.sec.gov.

An investor should not construe the contents of this Prospectus as legal, tax, or financial advice. Potential investors should consult their own professional advisers as to the legal, tax, financial, and other matters relevant to the suitability of an investment in the Fund.

Aspects of the Fund are covered by intellectual property rights, including those described in one or more patent applications.

Shareholders may elect to receive shareholder reports in paper free of charge by contacting their financial intermediary or, for shareholders that invest directly through the transfer agent, by contacting the transfer agent at [___]. An election by a shareholder to receive reports in paper will apply to all accounts the shareholder holds with the Fund or through the financial intermediary.

The date of this Prospectus is [___]

PROSPECTUS SUMMARY

This is only a summary. This summary may not contain all of the information that investors should consider before investing in the Fund’s shares. Investors should review the more detailed information contained in this Prospectus and in the Statement of Additional Information. In particular, investors should carefully read the risks of investing in the Fund’s shares, as discussed under “Risk Factors.”

The Fund

LongevityFP US Equity Large-Cap 500 Index Fund (1960) (the “Fund”) is a newly formed Delaware statutory trust registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers shares of beneficial interest in the trust (“Shares”) to investors who associate each Share with a natural person born on January 1, 1960 to December 31, 1960 (a “Reference Life”). Shares may also be held by a natural person or entity other than the Reference Life only where such person or entity has a “Qualifying Connection” to the Reference Life — the family, personal, or economic relationships described under “Investment Objectives and Policies—Reference Life.”

The purpose of the Fund is to provide annual survival-contingent distributions to shareholders whose Reference Lives survive to ages 80 to 100. The Fund offers only limited liquidity. A shareholder will be required to hold their Shares until the Fund liquidates unless the Shares are tendered during the Offering Period. Unlike a traditional mutual fund, the amount a shareholder receives upon the death of the Reference Life before surviving to age 100 will be less than the net asset value (“NAV”) per Share, and possibly significantly less (including $0.00). Shares are not transferable except in the limited circumstances described in this Prospectus. Because the Fund’s distributions are tied to the survival of the Reference Lives, investors whose Reference Life has a serious or life-threatening health condition should not invest in the Fund.

Investment Objectives

The Fund’s investment objective is to provide shareholders with twenty-one annual survival-contingent distributions — one for each age from 80 through 100 — to shareholders whose Reference Lives survive to those ages. The Fund’s secondary investment objective is to seek to track the investment results (before fees and expenses) of the VettaFi US Equity Large-Cap 500 Index (the “Index”).

There can be no assurance that the Fund will achieve its investment objectives, generally, or with respect to any particular shareholder.

Principal Investment Strategies

The Fund is a non-diversified fund that pursues its investment objectives by investing in the equity securities included in the Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization U.S. companies. Large-capitalization companies are considered to be those comprising the Index. The Index is a rules-based index made up of the 500 largest U.S. public companies, weighted by market capitalization. It is designed to measure the performance of the U.S. large-capitalization equity market — the large, established U.S. companies that account for the majority of the U.S. stock market by value — and it provides the Fund with broad, diversified exposure to that segment of the market. The Index is compiled, maintained, and calculated by VettaFi LLC (the “Index Provider”), a U.S.-based indexing and analytics firm that is a wholly owned subsidiary of TMX Group Limited, the operator of the Toronto Stock Exchange. The Index Provider is not affiliated with the Fund and has no role in its management, operation, or distribution.

The Fund is a passively managed index fund and is not actively managed, meaning it does not seek to outperform the Index. Rather, the Fund seeks to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index and minimize “tracking error” between the two). Tracking error means the variation between the Fund’s annual return and the return of the Index. Because the Index is a financial calculation based on a grouping of financial instruments, while the Fund is an actual investment portfolio, the Fund may experience tracking error for a number of reasons when tracking the performance of the Index. For example, the Fund incurs operating expenses and transaction costs not applicable to the Index. As an index fund, the Fund does not take temporary defensive positions during periods of adverse market, economic, or other conditions.

The amount a shareholder receives depends on two factors working together. The first is the investment return earned on the Fund’s equity securities of the Index. The value of the Fund’s equity securities is expected to rise and fall with the U.S. large-capitalization equity market. The second is the Fund’s survivorship structure, under which, after the date the Board closes the offering in its sole discretion (the “Offering Close Date”), a shareholder’s Reference Life must be alive on their birthday during the distribution year to receive a distribution. When a shareholder’s Reference Life dies on or after the Offering Close Date, the associated Shares are Automatically Canceled at $0.00 per Share, and the value of those Shares is reallocated to Shares associated with surviving Reference Lives, increasing the NAV per Share of the remaining Shares. See “Automatic Cancellation Upon Reference Life Death.”

The Fund’s investments are allocated across twenty-one Distribution Sleeves (each, a “Distribution Sleeve” and, collectively, the “Distribution Sleeves”), each corresponding to one of the annual survival-contingent distributions. Each Distribution Sleeve is held fully invested in the equity securities of the Index constituents until its distribution year and is then sold down across that year, in approximately equal monthly amounts, into short-term money market instruments, so that the Distribution Sleeve is fully liquid by the time its distribution is funded. Each Distribution Sleeve funds a single distribution. The Fund invests substantially all of its net proceeds in the equity securities of the Index constituents in accordance with fixed allocation percentages specified in this Prospectus.

The Fund’s investment objectives and the 80% investment policy are non-fundamental policies that the Board may change without shareholder approval upon 60 days’ prior written notice to shareholders.

Concentration Policy

The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

The Three Operating Periods

The Fund operates in three periods. The first period is the Offering Period, during which the Fund continuously offers Shares, accepts subscriptions, and the Tender Offer Policy is in effect. The Offering Period ends on the Offering Close Date, which the Board sets in its sole discretion. The Board expects to begin considering closing the Offering Period when the Fund reaches $200,000,000 in subscriptions. The second period is the Pre-Distribution Period, which begins on the Offering Close Date and ends on December 31, 2039. During the Pre-Distribution Period, the Fund will no longer accept new subscriptions or conduct tender offers. The third period is the Distribution Period, which begins on January 1, 2040, and continues through the termination of the Fund. During the Distribution Period, the Fund verifies survivorship before each annual survival-contingent distribution and pays the distributions. The Automatic Cancellation (as described below) is effective during the Pre-Distribution Period and Distribution Period.

Automatic Cancellation Upon Reference Life Death

The Fund is structured as a survivorship fund and operates on a survivorship basis. Its defining feature is the cancellation at $0.00 per Share of each Share associated with a deceased Reference Life (the “Automatic Cancellation”). The death of a Reference Life has different consequences depending on when it occurs. If a Reference Life dies during the Offering Period, the associated Shares are not Automatically Canceled; instead, the shareholder may tender Shares to the Fund at NAV per Share, less the 2.00% Repurchase Fee under the Tender Offer Policy. If a Reference Life dies on or after the Offering Close Date, all associated Shares are Automatically Canceled at $0.00 per Share, and no amount is payable in respect of the canceled Shares except for any annual survival-contingent distribution that vested but remained unpaid as of the Reference Life’s death. The economic value of canceled Shares remains in the Fund and is redistributed pro rata to Shares associated with surviving Reference Lives, increasing the NAV per Share. The purpose of the Automatic Cancellation is to enable the Fund to deliver increasing distributions to shareholders whose Reference Lives survive. A significant portion of the Fund’s Reference Lives are not expected to survive to later ages.

Limited Liquidity

The Fund offers extremely limited liquidity. Shares are not listed on any exchange, and no secondary market exists or is expected to develop. The only liquidity investors can expect is from the scheduled annual survival-contingent distributions (beginning in 2040), the tender offers conducted under the Tender Offer Policy during the Offering Period, and/or any distribution upon the Fund’s liquidation. An investment in the Fund is suitable only for long-term investors who can bear the risks of extremely limited liquidity and other risks set forth in the Prospectus.

Fund Duration

Unlike a traditional investment company with perpetual existence, the Fund is designed to distribute substantially all of its assets through the twenty-one annual survival-contingent distributions, the last of which is scheduled to occur within 90 days following December 31, 2060 (the year the Reference Life group attains age 100). The Board may determine to wind down the Fund earlier and distribute its remaining assets pro rata to surviving Reference Life shareholders if surviving Reference Lives fall below 5% of the original group as of the Offering Close Date (a “Terminal Wind-Down”).

Share Purchase Price

Shares are offered on a continuous basis at an initial price of $10.00 per Share, and thereafter at the current NAV per share at each closing, plus a 7.00% front-end sales load. The sales load is waived in full for purchases through fee-based registered investment adviser accounts. The minimum investment is $5,000, and the maximum is $100,000, applied both per investor and in the aggregate for all Shares associated with any single Reference Life. In addition, each investor represents in the subscription agreement that the aggregate purchase price of all Shares purchased by the investor does not exceed 5% of the investor’s liquid net worth. For this purpose, liquid net worth means the investor’s net worth excluding the value of the investor’s primary residence, home furnishings, and automobiles. The Fund may decline any subscription in reliance on this representation. This representation is a condition to purchase; it does not affect the Shares once issued, and an inaccurate representation does not cause an Automatic Cancellation.

The Fund is not an annuity, an insurance contract, a pension, or any other product backed by an insurance company or a third-party guarantor. Annual survival-contingent distributions are not guaranteed.

Potential investors should consider investing in the Fund only if their associated Reference Life is generally healthy, they desire annual late-life distributions beginning after age 80, and they are willing to accept the risks of the Fund described herein, including the risk that the associated Reference Life dies earlier than expected or that Reference Lives in the Fund generally live longer than expected. In order for a shareholder to receive a positive return on an investment in the Fund, the shareholder’s associated Reference Life must live at least long enough to receive total distributions that exceed the price at which they bought Shares.

Investors with associated Reference Lives having serious or life-threatening health conditions should not invest in Shares.

The Adviser

Longevity Financial Advisors, LLC (the “Adviser”) is the Fund’s investment adviser. The Adviser receives a management fee, accrued daily and payable monthly, at the annualized rate of 1.00% of the Fund’s average daily net assets during the Offering Period, 0.25% during the Pre-Distribution Period, and 0.50% during the Distribution Period. The Adviser has contractually agreed to limit Total Annual Fund-Level Operating Expenses to 1.75% of average net assets.

How the Fund Works

The Fund allocates the investments of investors whose Reference Lives were born in 1960 across twenty-one Distribution Sleeves, each corresponding to a future annual survival-contingent distribution. The Fund is passively managed and seeks to replicate the composition of the Index. Each Distribution Sleeve is held fully invested in the equity securities of the Index constituents. In its distribution year, each Distribution Sleeve is sold down across the year into short-term money market instruments. Upon the Reference Life’s attainment of a distribution age, the corresponding Distribution Sleeve is liquidated and distributed pro rata to shareholders whose Reference Lives have attained that age. See “Principal Investment Strategies” for full details.

The Automatic Cancellation and annual survival-contingent distribution entitlement are determined solely by the survivorship status of the Reference Life. When the Reference Life attains a distribution age, the right to that distribution vests and attaches to the associated Shares. That distribution is then payable to the shareholder. The death of a Reference Life will have different consequences depending on whether the death occurs during the Offering Period or on or after the Offering Close Date. See “Distributions and Automatic Cancellations—Entitlement and Cancellation.”

The Fund is designed for investors who invest in connection with their own lives: in the ordinary case, the shareholder is the Reference Life. Because investors commonly hold assets through revocable trusts, family entities, and spousal or family accounts, a Share may be held by a natural person or entity other than the Reference Life only where such person or entity has a Qualifying Connection to the Reference Life (see “Reference Life”), and the Fund will not accept a subscription from a purchaser who lacks a Qualifying Connection at the time of purchase. If the shareholder dies or ceases to exist while the Reference Life is still alive, Shares are not canceled; they transfer to the shareholder’s successor under the Fund’s Agreement and Declaration of Trust (the “Trust Agreement”) and applicable law, and the Reference Life designation does not change. See “Investment Objectives and Policies—Reference Life” and “Distributions and Automatic Cancellations—Entitlement Upon Attaining a Distribution Age.”

Distribution Sleeve Investment Allocations and Annual Distribution Schedule

The Fund allocates the net proceeds of the offering across twenty-one Distribution Sleeves in fixed percentages, one for each annual survival-contingent distribution. See “Use of Proceeds—Allocation of Net Proceeds Among the Twenty-One Distribution Sleeves” for the allocation schedule and the related accounting.

Distribution Entitlement and Share Cancellation

The Automatic Cancellation and annual survival-contingent distribution entitlement are determined solely by the survivorship status of the Reference Life: when the Reference Life attains a distribution age, the right to that distribution vests and attaches to Shares. If a Reference Life dies during the Offering Period, the associated Shares are not Automatically Canceled and are eligible to be tendered at NAV per Share less the 2.00% Repurchase Fee under the Tender Offer Policy, subject to Board discretion and proration; if a Reference Life dies on or after the Offering Close Date, all associated Shares are Automatically Canceled at $0.00 per Share, and no amount is payable in respect of canceled Shares except any vested but unpaid annual survival-contingent distribution. The economic value of canceled Shares remains in the Fund and is redistributed pro rata to Shares associated with surviving Reference Lives, increasing NAV per share. See “Distributions and Automatic Cancellations—Entitlement Upon Attaining a Distribution Age” and “Investment Objective and Policies—Increase in NAV per Share from Canceled Shares” for the full mechanics.

The Fund Is Not an Annuity

The Fund is not an insurance company. Shares are not insurance contracts or annuity contracts. Shareholders will not have the protections afforded by state insurance laws, including those provided by state guaranty funds.

The increase in NAV per Share that results from the Automatic Cancellation of Shares associated with deceased Reference Lives is a structural consequence of the Fund’s survivorship design, not a promise of any specific outcome. If the Fund’s portfolio holdings lose value, or if more Reference Lives survive to a distribution age, the annual survival-contingent distributions will be smaller than expected, and shareholders may lose some or all of their investment. See “Special Risk Considerations” and “Risk Factors.”

Investors with associated Reference Lives having serious or life-threatening health conditions should not invest in Shares.

Shareholders whose associated Reference Lives die on or after the Offering Close Date and before the Fund Liquidation Date will have their Shares Automatically Canceled at $0.00 per Share. No amount is payable in respect of canceled Shares, other than any annual survival-contingent distribution that vested but remained unpaid as of the Reference Life’s death.

The Fund is subject to the risk that the value of the Fund’s portfolio holdings in which it invests will decline due to general market or economic conditions.

Shares are transferable only in limited circumstances, and the Reference Life associated with a Share may not be changed. Shareholders should consider the Shares to be an illiquid investment. For purposes of this prospectus and the operations of the Fund, the Reference Life of any Share of the Fund will be the natural person identified associated with the Share of the Fund when the Share was originally purchased.

Unlisted Closed-End Fund Structure; Limited Liquidity

The Fund’s Shares are not listed, and the Fund does not intend to list the Shares for trading on any national securities exchange. Under the terms of the Trust Agreement, Shares are not transferable except in the limited circumstances described under “Capital Stock—Transfer Restrictions.” There is no secondary market for the Shares, and because Shares are transferable only in limited circumstances, no secondary market is expected to develop. The only liquidity investors in the Fund can expect is from the scheduled annual survival-contingent distributions, the tender offers conducted under the Tender Offer Policy during the Offering Period, and/or any distribution upon the Fund’s liquidation. An investment in the Fund is suitable only for long-term investors who can bear the risks associated with the Fund’s limited liquidity. Investors should consider their investment goals, time horizons, and risk tolerance before investing in the Fund.

Distributor, Transfer Agent and Custodian

[___] is the Fund’s Distributor.

[___] is the Fund’s administrator (the “Administrator”).

[___] is the Fund’s transfer agent (the “Transfer Agent”).

[___] is the Fund’s custodian (the “Custodian”).

[The Adviser compensates the Administrator, Transfer Agent and the Custodian for their services. The Transfer Agent, Administrator and Custodian act in similar capacities with respect to other funds managed by the Adviser. The Adviser pays fees to the Distributor as compensation for the services it renders.]

Tax Considerations

The Fund intends to qualify as a RIC under Subchapter M of the Internal Revenue Code. The Fund expects that the increase in NAV per share resulting from canceled Shares will be treated as unrealized appreciation, not taxable until an annual survival-contingent distribution or other disposition occurs. Upon the death of a Reference Life on or after the Offering Close Date, no gain or loss is expected to be recognized on the Automatic Cancellation at $0.00. These tax positions have not been confirmed by the IRS. See “Distributions and Federal Income Tax Matters—Tax Considerations” for important information regarding the tax consequences of RIC distributions, the DRIP, distributions, and the NAV accretion from canceled Shares, including the potential for annual taxable income without corresponding cash distributions.

Who Should Consider Investing

Potential investors should consider investing in the Fund only if their associated Reference Life is generally healthy, they desire annual late-life distributions beginning after age 80, and they are willing to accept the risks of the Fund described herein, including the risk that the associated Reference Life dies earlier than expected or that Reference Lives in the Fund live longer than expected. In order for a shareholder to receive a positive return on an investment in the Fund, the shareholder’s associated Reference Life must live at least long enough to receive total distributions that exceed the price at which the shareholder bought the Shares. The Fund is intended to complement, not replace, an investor’s existing retirement portfolio. Persons with serious or life-threatening health conditions should not be named as a Reference Life.

Who Should Not Invest

The Fund is not suitable for investors who require liquidity, need current or near-term income from their investment, or cannot bear a total loss of the amount invested. It is also not suitable for investors whose associated Reference Life has a serious or life-threatening health condition. The Fund is not an insurance product and does not guarantee any level of income or return of capital.

Special Risk Considerations

An investment in the Fund involves special risk considerations. Potential investors should carefully consider the principal risk factors described below before investing in the Fund. See “Risk Factors” for a more complete discussion of the special risk considerations of an investment in the Fund.

Potential investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves risk. Before making an investment/allocation decision, potential investors should (i) consider the suitability of this investment with respect to their investment objectives and individual situation, including the health of the Reference Life, and (ii) consider factors such as their net worth, income, age, and risk tolerance. Investment should be avoided where a Reference Life has very serious or life-threatening health problems.

Survivorship Risk. A Share’s Reference Life must attain distribution ages, beginning after age 80, for the shareholder to receive the corresponding annual survival-contingent distributions. If the Reference Life dies during the Offering Period, the associated Shares are eligible to be tendered at NAV per Share less the 2.00% Repurchase Fee under the Tender Offer Policy, subject to Board discretion and proration. If the Reference Life dies on or after the Offering Close Date, all associated Shares are Automatically Canceled at $0.00 per Share. If the Reference Life dies on or after the Offering Close Date but before attaining age 80, you will lose your entire investment.

Reference Lives Risk. The Fund has not established a minimum number of Reference Lives as a condition to commencing operations. The Board expects to begin considering closing the offering when the Fund reaches $200,000,000 in subscriptions, the level at which the Board believes the Fund’s fixed operating costs can be spread across a large enough asset base to operate cost-effectively. There can be no assurance that the Fund’s actual survival outcomes will not deviate significantly from general survival outcomes, or that the number of Reference Lives will be large enough to achieve a broadly diversified composition. Other than the number of Reference Lives of the same birth-year, the Fund makes no additional effort to diversify Reference Life composition.

Survival Outcomes Risk. The amount of the NAV accretion from the Automatic Cancellation of Shares depends on the actual survival outcomes of the Fund’s Reference Lives. If more Reference Lives survive to their distribution ages, the NAV accretion will be smaller, and annual survival-contingent distributions per surviving shareholder will be smaller. There are real, statistically observable differences in average longevity among demographic groups, including by sex. The Fund acknowledges these group-level differences and makes no adjustment for them in its structure, pricing, or distributions. These differences may or may not prove meaningful for any particular investor, because an investor’s outcome is determined by the actual longevity of that investor’s individual Reference Life, which is inherently unpredictable. The Fund’s Reference Lives are not segmented beyond the Reference Life birth-year requirement, and investors accept this as an inherent feature of the structure.

Qualifying Connection Risk. If your Qualifying Connection representation was untrue when made, the Reference Life will be treated as having died, and all associated Shares will be Automatically Canceled at $0.00 per Share. Where your Qualifying Connection rests on an economic interest rather than on identity or a family relationship, that consequence applies only if the representation was made with knowledge of its untruth or without a reasonable basis. That determination may be made at any time, including many years after purchase, and requires notice to you, an opportunity to respond, and Board approval.

Below-NAV Cancellation Risk. Cancellation does not occur at a price based on NAV per Share. Shares associated with a Reference Life that dies on or after the Offering Close Date are Automatically Canceled at $0.00 per Share.

Registration Statement Risk. The Fund must keep its registration statement effective throughout the continuous offering. If effectiveness is lost, the Fund could not sell Shares until it is restored, which could reduce the size of the Reference Lives.

Tax Risk. The Fund intends to qualify as a RIC under Subchapter M of the Code. The $0.00 Automatic Cancellation mechanism has not been the subject of a published IRS ruling or formal guidance. If the IRS were to determine that the Automatic Cancellation creates a taxable event for remaining shareholders, shareholders could be subject to tax on amounts they have not received in cash. The tax treatment of the Automatic Cancellation for the shareholder is also uncertain. The tax treatment of the 2.00% Repurchase Fee retained by the Fund in tender offers, and of the resulting tender exit at NAV less the Repurchase Fee, has not been the subject of a published IRS ruling. See “Distributions and Federal Income Tax Matters—Tax Considerations.” Prospective investors should consult their own tax advisers regarding the tax consequences of an investment in the Fund.

Tax Mismatch and DRIP Risk. To maintain its qualification as a regulated investment company, the Fund must make annual (or more frequent) RIC distributions equal to at least 90% of its investment company taxable income. These RIC distributions are taxable to shareholders in the year paid or deemed paid, even if automatically reinvested in additional Shares pursuant to the DRIP and even though no cash is received. The Board has adopted the DRIP as the default for RIC distributions; and in order to receive cash distributions, shareholders must affirmatively elect out of the DRIP program. Over the Fund’s duration, the cumulative taxable RIC income for a shareholder can be substantial.

DRIP Shares purchased in early years participate fully in all subsequent increases in NAV per Share from canceled Shares. DRIP reinvestments can represent a material portion of a long-remaining shareholder’s final holdings, amplifying both the economic benefit and the associated annual tax liability. Annual survival-contingent distributions, by contrast, may consist largely of return of capital. This mismatch between currently taxable RIC distributions and the potentially deferred or return-of-capital character of annual survival-contingent distributions may result in tax liabilities that exceed cash received in certain years and could require shareholders to use other funds to pay taxes.

The tax treatment of the increase in NAV per Share from canceled Shares, Automatic Cancellations, the Repurchase Fee, and the interaction of the survivorship structure with RIC qualification has not been addressed in published IRS guidance. No assurance can be given that the IRS will agree with the Fund’s positions. Prospective investors should consult their own tax advisers. See also “Distributions and Federal Income Tax Matters—RIC Qualification” and “Distributions and Federal Income Tax Matters—RIC Distributions and the Dividend Reinvestment Plan” below.

Index and Adviser Risk. The Fund seeks to have its portfolio replicate the composition of the Index and depends on the Adviser to do so. The Fund’s return may differ from the return of the Index because of fees and expenses, the timing of cash flows, the de-risking of the Distribution Sleeves, and imperfect replication (tracking error). The Fund does not attempt to outperform the Index and will decline when the Index declines. The Index is concentrated in U.S. large-capitalization companies. The Fund depends on the Adviser’s personnel, systems, and continued service; a failure or interruption of the Adviser’s services, or a need to replace the Adviser, could disrupt the management of the Fund. If the Index is discontinued or its license becomes unavailable, or if the methodology of the Index changes materially, the Adviser would evaluate a substitute index, subject to Board approval and disclosure to shareholders, and there can be no assurance that a suitable substitute index will be available on acceptable terms or at all.

Market Risk. The value of the Fund’s portfolio holdings will fluctuate. Because the Fund seeks to replicate the composition of the Index, it does not attempt to reduce its exposure in anticipation of market declines, nor will annual survival-contingent distributions be timed to avoid unfavorable market conditions. The market values of the Fund’s investments, and therefore the value of the Shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, an industry, a section of the economy, or the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy, in particular when it weakens or its financial markets decline, may have a material adverse effect on global financial markets as a whole and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including those resulting from economic sanctions and tariffs, may also adversely affect U.S. and non-U.S. issuers. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other, and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to fluctuate more dramatically than those of other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, loss of customers, litigation against the company, generally unfavorable performance in the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Sector Focus Risk. In pursuing its investment strategy, the Fund may invest to a significant degree in securities of issuers operating in a single sector. In so doing, the Fund may face more risks than if it were diversified broadly over numerous sectors. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector.

Non-Correlation Risk. Although the Fund seeks to have its portfolio replicate the composition of the Index, the return of the Fund’s assets managed may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the Index. In addition, the performance of the Fund’s portfolio holdings and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio holdings and the Index resulting from legal restrictions, costs, or liquidity constraints.

Survivorship Verification Risk. The Fund relies on the Social Security Administration’s Death Master File (the “DMF”) and third-party verification services to determine whether a Reference Life has died. These sources may contain errors, omissions, or delays. Verification must occur on an ongoing basis, including during the Offering Period, not solely before annual survival-contingent distributions. If a Reference Life’s death is not detected before a distribution, the distribution may be paid to an ineligible shareholder, reducing the amount available to other shareholders. Conversely, if a living Reference Life is erroneously identified as deceased, the associated Shares may be canceled in error on or after the Offering Close Date. While the Fund maintains a one-year reversal period for erroneous cancellations, shareholders bear the risk of temporary or permanent loss of their Shares if errors are not corrected within that period. See also “Verification Lag and Dilution Risk” below.

Verification Lag and Dilution Risk. There is inevitably a delay between the death of a Reference Life and the Fund’s verification of that death. During the Offering Period and Pre-Distribution Period this lag means Shares associated with the deceased Reference Life may remain outstanding and are included in the Fund’s NAV per Share calculation, which may temporarily understate NAV per Share. When the death is subsequently verified and Shares are canceled, the resulting increase in NAV per Share is shared among remaining shareholders. The Fund’s Automatic Cancellation is not in effect during the Offering Period, and Shares are eligible to tender pursuant to the Tender Offer Policy. The Fund will conduct a comprehensive survivorship verification prior to each annual survival-contingent distribution is expected to capture any and all undetected Reference Life deaths. No assurance can be given that the dilution effect will be immaterial in any period.

Tender Offer Risk. The Tender Offer Policy is a Board-adopted policy and does not create any contractual right of any shareholder to tender Shares. The Board may suspend, modify, or terminate the Tender Offer Policy at any time and may decline to conduct any particular tender offer. Tender offers are subject to proration. The 2.00% Repurchase Fee reduces the amount a tendering shareholder receives, and the 7.00% front-end sales load is not refunded upon a tender. The Tender Offer Policy terminates on the Offering Close Date.

Illiquidity Risk. Shares may not be sold or redeemed at the shareholder’s option and are transferable only in the limited circumstances described under “Capital Stock—Transfer Restrictions.” There is no secondary market for Shares.

Novel Structure and Regulatory Risk. The Fund is organized on the basis that the survivorship structure and Automatic Cancellation are permissible under the 1940 Act. These features are novel and have not been tested in litigation, and a court or a regulator could reach a different conclusion. If the Fund’s structure were recharacterized or successfully challenged, the Fund could be required to restructure, to restrict or stop sales in one or more states, or to wind down, any of which could cause you to lose money.

In addition to the 1940 Act matters described above, the Fund’s structure raises novel questions under state law. The Fund is not an insurance company, issues no contract of insurance, and undertakes no obligation to indemnify, or to pay any amount to, any shareholder. No person bears, or is paid to assume, another’s risk. When a Reference Life dies on or after the Offering Close Date, the associated Shares are Automatically Canceled at $0.00; no amount is paid by reason of the death. The definitions of “insurance” and the “business of insurance” in every state in which the Shares are offered turn on a party that undertakes to indemnify another or to pay upon a contingent event. No person performs that role in the Fund. Neither the Fund nor its Shares is therefore insurance, and the Fund is not engaged in the business of insurance, under those laws. This conclusion is novel and untested, however, and a state insurance regulator or a court could disagree and assert that the Fund or its Shares constitute insurance or the doing of an insurance business. One state prohibits any person from selling tontine funds, and the Fund does not offer or sell Shares in that state. Separately, and independent of any insurance characterization, a court could apply the common-law rule against wagering on human life to an instrument whose value depends on the survival of a person other than the shareholder (see “Qualifying Connection Risk”). If a state took any such position, the Fund could be required to restrict or cease offers and sales in that state, to modify its structure or disclosure, or to take other action. The Fund does not offer or sell Shares in any state where doing so would violate applicable law (see “Plan of Distribution—State Regulation; Selling Restrictions”).

Offering Period Duration Risk. The Offering Period must end for shareholders to begin receiving the benefits of the survivorship mechanism. The Offering Period does not end on a fixed date; it ends when the Board closes the offering after determining that the Fund has reached its subscription target, currently estimated at approximately $200,000,000 in investor subscriptions. If the Fund does not attain its subscription targets, the Offering Period may be extended, deferring the onset of the Automatic Cancellation and the resulting increase in NAV per Share, and continuing to incur increased management fees.

Inadvertent Distribution Risk. Before each annual survival-contingent distribution, the Adviser and the transfer agent verify the survivorship status of the Reference Lives using available records and databases. These sources are not complete or instantaneous, and it is likely that, from time to time, a distribution will be paid with respect to Shares that should have been Automatically Canceled because the death of the associated Reference Life had not yet become known to the Adviser. Any such inadvertent distribution reduces the assets available to surviving shareholders and the increase in NAV per Share that would otherwise result from the Automatic Cancellation. The Fund may seek to recover an inadvertent distribution but may be unable to do so.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract, and annual survival-contingent distributions are not guaranteed or backed by an insurance company or any other third party. Shareholders will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a contractual promise by an insurance company to pay; Shares do not involve any such promise by the Fund, an insurance company, or any other third party. Shareholders also bear the risk that the Fund will have insufficient assets to fund its intended distributions, in which case the Fund is not obligated to make those distributions, and there is no insurance company or other third party to which a shareholder can look for payment.

Voluntary Early Repurchase Risk. A shareholder who tenders Shares under the Tender Offer Policy during the Offering Period receives the NAV per Share as of the expiration of the tender offer, less the 2.00% Repurchase Fee, and the 7.00% front-end sales load is not refunded. The NAV per Share may decline between the date a shareholder tenders and the date the repurchase price is determined, and tenders are subject to Board discretion and proration, so a tendering shareholder may receive less than expected or may not have all tendered Shares repurchased.

Finite Existence Risk. The Fund is designed to distribute substantially all of its assets by the Fund Liquidation Date, after which it will make no further distributions.

Non-Diversified Status Risk. The Fund is a non-diversified fund. As defined in the 1940 Act, a non-diversified fund may invest a significant part of its investments in a smaller number of issuers than a diversified fund can. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Legislation and Regulatory Risk. At any time after the date of this prospectus, legislation or additional regulations may be enacted that could negatively affect the securities held by the Fund or the issuers of such securities. Fund shareholders may incur increased costs resulting from such legislation or additional regulation. There can be no assurance that future legislation, regulation, or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives.

FUND EXPENSES

The following tables describe the fees and expenses you will pay if you buy and hold Shares in this offering. You may pay other fees to financial intermediaries, such as brokerage commissions, that are not reflected in the tables below.

Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of the offering price)(1)	7.00%
Repurchase Fee (as a percentage of NAV per Share tendered)(2)	2.00%

Annual Fund Operating Expenses (as a percentage of net assets attributable to common shares)
Management Fees (Offering Period)(3)	1.00%
Other Expenses(4)	0.56%
Total Annual Fund-Level Operating Expenses (Offering Period)	1.56%
Expense Limitation(5)	(0.00%)
Total Annual Fund-Level Operating Expenses After Expense Limitation	1.56%

(1) The sales load is waived in full for purchases through fee-based RIA accounts.

(2) The Repurchase Fee is retained by the Fund and is not paid to the Adviser, the Distributor, any Selling Agent, or any other person. See “Tender Offer Policy.”

(3) The Management Fee is payable to the Adviser and is accrued daily and payable monthly based on the Fund’s average daily net assets. The Fund applies a three-segment lifecycle Management Fee: 1.00% during the Offering Period; 0.25% during the Pre-Distribution Period (from the Offering Close Date through December 31, 2039); and 0.50% during the Distribution Period (beginning January 1, 2040, the calendar year in which the group attains age 80, and continuing until the Fund winds down). The table above reflects the 1.00% Offering-Period rate, which is the rate in effect during the Fund’s current fiscal year. The Adviser’s responsibilities include designing the Fund’s survivorship structure, marketing the Fund, administering Distribution Sleeves, maintaining regulatory filings, conducting survivorship verifications, and administering annual survival-contingent distributions. The Adviser does not actively trade securities or rebalance the Distribution Sleeves.

(4) Other Expenses are estimated for the Fund’s current fiscal year and include transfer agent fees, fund administration and accounting fees, custodial fees, legal fees, audit fees, and Board compensation, among other operating costs. Other Expenses have been estimated based on assumed average net assets of $35,000,000 for the Fund’s first fiscal year. If actual average net assets are lower than assumed, Other Expenses as a percentage of net assets will be higher than shown, and the Expense Limitation described in footnote 5 may apply.

(5) The Adviser has contractually agreed to limit Total Annual Fund-Level Operating Expenses (including Management Fees and Other Expenses, but excluding AFFE, taxes, brokerage commissions, and extraordinary expenses) to 1.75% of the Fund’s average daily net assets for three years from the date of this Prospectus (the “Expense Limitation”). Only the Board may terminate this limitation. For a three-year period following the commencement of Fund operations, the Adviser may recoup fees waived or expenses reimbursed under the Expense Limitation, subject to the limitation that the recoupment does not cause the Fund’s total annual operating expenses to exceed the Expense Limitation in effect at the time of the waiver or the Expense Limitation in effect at the time of recoupment, whichever is lower.

Expense Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $1,000 in the Fund for the time periods shown, that you hold your Shares for the full period (Shares are not redeemable), and earn a 5% annual return. The example reflects the Fund’s three-segment lifecycle Management Fee: it assumes the offering reaches $200,000,000 and the Offering Close Date occurs approximately 60 months after the effective date, so that the 1.00% Offering-

Period Management Fee applies during years one through five, and the 0.25% Pre-Distribution-Period Management Fee applies during years six through ten. The example includes the 7.00% front-end sales load. The example does not reflect the 2.00% Repurchase Fee, which would apply only if a shareholder elects to tender Shares under the Tender Offer Policy during the Offering Period. Actual offering-close timing will differ. Based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
[___]	[___]	[___]	[___]

The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example does not reflect the impact of Automatic Cancellation or the resulting increase in NAV per Share, both of which are structural features that depend on actual survival outcomes.

FINANCIAL HIGHLIGHTS

The Fund is newly organized, and its Shares have not previously been offered. Therefore, the Fund has no financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. A statement of assets and liabilities reflecting the Fund’s seed capital of $[___] will be included in a pre-effective amendment to this registration statement following completion of the Fund’s seed audit.

SENIOR SECURITIES

The Fund has not issued any senior securities and has no long-term debt outstanding.

THE FUND

Background

More Americans are expected to live longer than at any prior point in U.S. history, and a growing share of those years is spent in retirement. Longer lifespans make financial retirement planning more challenging because retirement assets must last longer to support living expenses. Longer lifespans further complicate retirement planning because they increase the variability in how long any individual investor’s resources must last.

The concern about outliving one’s financial resources is now among the most significant financial worries reported by Americans approaching and in retirement. In a 2025 national study by the Allianz Center for the Future of Retirement, nearly two in three Americans (64%) reported worrying more about running out of money than about death. These concerns reflect a broader retirement-funding gap. The Center for Retirement Research at Boston College, through its National Retirement Risk Index, estimates that about half of today’s working-age households are at risk of being unable to maintain their pre-retirement standard of living in retirement, even assuming they work to age 65 and annuitize their financial assets. Account balances for those nearing or entering retirement are modest relative to the income needed to fund a multi-decade retirement. According to Vanguard’s How America Saves 2025 report, among defined contribution plan participants age 65 and older, the median account balance was $95,425 and the average was $299,442 as of year-end 2024. At typical spending levels, balances of this magnitude may fund only a limited number of years of retirement expenses, before accounting for investment returns, inflation, taxes, or healthcare costs.

The Fund is structurally designed to address an individual’s risk of outliving their financial resources by offering the potential for increasing distributions to the longest-living investors. The Fund seeks to achieve its investment objectives through a structured survivorship mechanism for investors whose Reference Lives share a common birth-year by concentrating the Fund’s value among those who live the longest, as described below. The survivorship mechanism is the Automatic Cancellation of Shares associated with deceased Reference Lives on or after the Offering Close Date. This cancellation increases the NAV per Share for Shares associated with surviving Reference Lives.

Identity and Structure

The LongevityFP US Equity Large-Cap 500 Index Fund (1960) is a newly formed Delaware statutory trust registered as a non-diversified, closed-end management investment company under the 1940 Act. The Fund intends to operate as a tender offer fund, which means that it is subject to the requirements of Rule 13e-4 under 1934 Act with respect thereto. The Fund offers Shares to investors who associate each Share with a Reference Life born on January 1, 1960 to December 31, 1960. The shareholder and the Reference Life need not be the same, but the shareholder must have a Qualifying Connection to the Reference Life at the time of purchase — the family, personal, or economic relationships described under “Reference Life” — and the Fund will not accept a subscription from a purchaser who lacks one. The minimum investment is $5,000, and the maximum investment is $100,000, applied both per investor and in the aggregate for all Shares associated with any single Reference Life.

The Fund is not an annuity, an insurance contract, a pension, or any other product backed by an insurance company or a third-party guarantor. Annual survival-contingent distributions are not guaranteed. The increase in NAV per Share that results from the Automatic Cancellation of Shares associated with deceased Reference Lives is a structural consequence of the Fund’s survivorship design, not a promise of any specific outcome. If the Fund’s portfolio holdings lose value, or if more Reference Lives survive to a distribution age, the annual survival-contingent distributions will be smaller than expected, and shareholders may lose all or part of their investment. Upon the death of a Reference Life during the Offering Period, the associated Shares are not Automatically Canceled; the shareholder is eligible to tender the Shares at NAV per Share less the 2.00% Repurchase Fee pursuant to the Tender Offer Policy. Upon the death of a Reference Life on or after the Offering Close Date, all associated Shares are Automatically Canceled at $0.00. No amount is payable in respect of canceled Shares, except for any distribution that vested but remained unpaid as of a Reference Life’s death.

USE OF PROCEEDS

The net proceeds of this offering, after deduction of the sales load and payment of Fund expenses, will be invested in the equity securities of the companies that comprise the Index in accordance with the Fund’s Distribution Sleeve allocation percentages listed below. The Fund will allocate net proceeds across the twenty-one Distribution Sleeves as follows:

Allocation of Net Proceeds Among the Twenty-One Distribution Sleeves

Distribution Sleeve	Reference Lives Attain Age	Distribution Year	Allocation (% of net proceeds)	Illustrative Allocation per $10,000 Invested(1)
1	80	2040	3.94%	$394
2	81	2041	4.22%	$422
3	82	2042	4.50%	$450
4	83	2043	4.78%	$478
5	84	2044	5.03%	$503
6	85	2045	5.28%	$528
7	86	2046	5.52%	$552
8	87	2047	5.67%	$567
9	88	2048	5.79%	$579
10	89	2049	5.87%	$587
11	90	2050	5.88%	$588
12	91	2051	5.85%	$585
13	92	2052	5.71%	$571
14	93	2053	5.50%	$550
15	94	2054	5.19%	$519
16	95	2055	4.79%	$479
17	96	2056	4.31%	$431

Distribution Sleeve	Reference Lives Attain Age	Distribution Year	Allocation (% of net proceeds)	Illustrative Allocation per $10,000 Invested(1)
18	97	2057	3.85%	$385
19	98	2058	3.31%	$331
20	99	2059	2.77%	$277
21	100	2060	2.24%	$224
Total			100.00%	$10,000

(1) Illustrative allocation of a $10,000 investment, shown gross of the 7.00% front-end sales load and rounded to the nearest dollar. Actual dollar amounts depend on the net proceeds of the offering. The 7.00% sales load is waived in full for purchases through fee-based RIA accounts.

Each Distribution Sleeve corresponds to a single annual survival-contingent distribution and funds the distribution payable to shareholders whose Reference Lives attain the age indicated. Each Distribution Sleeve is a unit of account (an internal book-entry allocation of the Fund’s single commingled portfolio used to size and time one annual distribution) and is not a separate portfolio, series, or securities account. The Fund holds a single commingled portfolio at its custodian; net asset value is determined at the Fund level, and the twenty-one Distribution Sleeves are maintained as book-entry units of account by the Fund’s administrator and accountant.

The Fund expects to invest substantially all net proceeds, less reasonable reserves, in the equity securities of the Index constituents in accordance with its investment objectives and policies within five business days of each closing. Pending investment, proceeds may be held in cash or cash equivalents.

The allocation percentages are fixed and may not be changed by the Adviser or the Board. Each Distribution Sleeve is a unit of account, an internal book-entry measurement maintained by the Fund’s administrator and accountant to size and time a single annual survival-contingent distribution. A Distribution Sleeve is not a separate portfolio, series, or securities account, holds no segregated pool of assets, confers no property right in any specific assets, and gives no shareholder any priority over any other shareholder. The Fund holds a single commingled portfolio at its custodian, and net asset value is determined at the Fund level.

The Fund’s organizational expenses will be paid by the Adviser and repaid by the Fund over three years, subject to the Expense Limitation and Board oversight.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

The Fund’s investment objective is to provide shareholders with twenty-one annual survival-contingent distributions — one for each age from 80 through 100 — to shareholders whose Reference Lives survive to those ages. The Fund’s secondary investment objective is to seek to track the investment results (before fees and expenses) of the Index.

There can be no assurance that the Fund will achieve its investment objective, generally, or with respect to any particular shareholder. The investment objectives are non-fundamental and may not be changed without the approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.

Principal Investment Strategies

The Fund is a non-diversified fund that pursues its investment objectives by investing in the equity securities included in the Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization U.S. companies. Large-capitalization companies are considered to be those comprising the Index. The Index is a rules-based index comprising the 500 largest U.S. public companies, weighted by market capitalization. It is designed to measure the performance of the U.S. large-capitalization equity market — the large, established U.S. companies that account for the majority of the U.S. stock market by value — and it provides the Fund with broad, diversified exposure to that segment of the market. The Index is compiled, maintained, and calculated by the Index Provider. The Index Provider is not affiliated with the Fund and has no role in its management, operation, or distribution.

The Fund is a passively managed index fund and is not actively managed, meaning it does not seek to outperform the Index. Rather, the Fund seeks to track the performance of the Index as closely as possible (i.e., it seeks to achieve a high degree of correlation with the Index and minimize “tracking error” between the two). Tracking error means the variation between the Fund’s annual return and the return of the Index. Because the Index is a financial calculation based on a grouping of financial instruments, while the Fund is an actual investment portfolio, the Fund may experience tracking error for a number of reasons when tracking the performance of the Index. For example, the Fund incurs operating expenses and transaction costs not applicable to the Index. As an index fund, the Fund does not take temporary defensive positions during periods of adverse market, economic, or other conditions.

The amount a shareholder receives depends on two factors working together. The first is the investment return earned on the Fund’s equity securities of the Index. The value of the Fund’s equity securities is expected to rise and fall with the U.S. large-capitalization equity market. The second is the Fund’s survivorship structure, under which, after the Offering Close Date, a shareholder’s Reference Life must be alive on their birthday during the distribution year to receive a distribution. When a shareholder’s Reference Life dies on or after the Offering Close Date, the associated Shares are Automatically Canceled at $0.00 per Share, and the value of those Shares is reallocated to Shares associated with surviving Reference Lives, increasing the NAV per Share of the remaining Shares.

The Fund’s investments are allocated across twenty-one Distribution Sleeves, each corresponding to one of the annual survival-contingent distributions. The Fund seeks to track the Index and does not exercise discretion over the selection of the securities included in the Index, which are determined by the Index’s sponsor.

Each Distribution Sleeve is held fully invested in the equity securities of the Index constituents until its distribution year and is then sold down across that year, in approximately equal monthly amounts, into short-term money market instruments, so that the Distribution Sleeve is fully liquid by the time its distribution is funded. Each Distribution Sleeve funds a single distribution. The Fund invests substantially all of its net proceeds in the equity securities of the Index constituents in accordance with fixed allocation percentages specified in the Prospectus.

Each Distribution Sleeve is held fully invested in the Index until its distribution year. In that year, the Distribution Sleeve equity securities are sold down on a fixed, predetermined schedule, in approximately equal monthly amounts across the year, with the proceeds invested in short-term money market instruments (which may include a money market fund held in reliance on Rule 12d1-1 under the 1940 Act), so that the Distribution Sleeve holds only liquid, short-term assets by the time its distribution is funded. In the years before its distribution year, a Distribution Sleeve holds the equity securities of the Index constituents, and the only portfolio activity is reinvesting dividends and making periodic adjustments to track the Index.

The Adviser seeks to acquire the equity securities pursuant to the Index replication and execution of the sell-down schedule during distribution years, under the Adviser’s oversight. The Adviser does not exercise discretion over which Reference Lives receive distributions; the survivorship structure operates on fixed, predetermined rules. To fund each distribution, the Fund sells the assets held in the corresponding Distribution Sleeve and distributes the proceeds as described under “Distributions and Automatic Cancellations.”

Distribution Sleeve Structure. The Fund aggregates investor capital across twenty-one Distribution Sleeves, each of which holds equity securities of the Index and is sold down into short-term money market instruments across its distribution year. Each Distribution Sleeve corresponds to a single annual survival-contingent distribution and funds the distribution payable to shareholders whose Reference Lives attain the age indicated. Each Distribution Sleeve is a unit of account, an internal book-entry measurement used to size and time the distribution, and is not a separate portfolio, series, or securities account; it holds no segregated pool of assets and confers no property right in any specific assets, nor any priority over any other shareholder. The Fund does not expect to make distributions to shareholders other than the distributions of net investment income and realized capital gains required to maintain the Fund’s qualification as a regulated investment company under Subchapter M of the Internal Revenue Code.

The allocation percentages to each Distribution Sleeve are fixed and will not be changed by the Adviser or the Board. The Fund holds a single commingled portfolio; the Distribution Sleeves are units of account maintained on the Fund’s books and do not represent separate pools of assets.

Each annual survival-contingent distribution will be paid within 90 days following the end of the calendar year in which Reference Lives reach the corresponding age. In connection with each distribution, the corresponding Distribution Sleeve is liquidated and distributed pro rata to shareholders whose Reference Lives have reached that age. Following a distribution, the corresponding Distribution Sleeve holds no remaining assets and will be closed.

The Adviser’s Role. Longevity Financial Advisors, LLC serves as the Fund’s investment adviser. The Adviser’s primary responsibilities are designing the survivorship structure of the Fund, including the Distribution Sleeve allocation percentages and age schedule; marketing the Fund to investors and financial advisers; serving as steward of the Distribution Sleeves throughout the Fund’s life; and conducting survivorship verification to ensure accurate annual survival-contingent distributions. The Adviser provides day-to-day portfolio management, including replicating the Index and executing each Distribution Sleeve’s de-risking schedule in accordance with fixed, predetermined rules. The Adviser does not exercise discretion over the securities included in the Index or over which Reference Lives receive distributions.

The Index. The Index is built from the 500 largest U.S. stocks, as constructed by VettaFi LLC (the “Index Provider”). The Index is designed to measure the performance of the U.S. large-capitalization equity market that accounts for the majority of the U.S. stock market by value. The Index provides the Fund with broad, diversified exposure to that market segment. VettaFi LLC is not affiliated with the Fund and has no involvement in the management, operation, or distribution of the Fund.

Each Distribution Sleeve is managed to replicate the composition of the Index by holding the equity securities in approximately the same proportions as the Index. The Index is capitalization-weighted and is currently concentrated in its largest constituents, including a small number of large technology companies that together represent a significant portion of the Index. Before the sell-down described below, the return of each Distribution Sleeve is expected to approximate the total return of the Index, less fees and expenses and any tracking differences.

The Fund selected the Index because it provides transparent, low-cost, broadly diversified exposure to U.S. large-capitalization equities. In its distribution year, each Distribution Sleeve is sold down into short-term money market instruments, as described above under “Investment Objectives and Policies— Principal Investment Strategies.” The Adviser does not select the securities included in the Index or exercise discretion over the Index’s composition, which is determined by the Index Provider. The Fund is rebalanced in accordance with the Index.

If the Index Provider materially changes the methodology of the Index, or if the Index is discontinued or its license becomes unavailable to the Fund or the Adviser, the Adviser will evaluate whether a substitute index is required to preserve the Fund’s investment objectives and purpose. Any change in the Index would require Board approval and disclosure to shareholders and may require an amendment to the Fund’s registration statement. There can be no assurance that a suitable substitute index will be available. See “Risk Factors—Index and Adviser Risk.”

Additional information about the construction of the Index is set forth below.

VettaFi US Equity Large-Cap 500 Index. The Index Provider compiles, maintains, and calculates the Index, which comprises the 500 largest U.S. stocks. The Index is a rules-based index comprising the 500 largest U.S. publicly traded companies, weighted by market capitalization. The Index is compiled, maintained, and calculated by the Index Provider, a U.S.-based indexing and analytics firm that is a wholly owned subsidiary of TMX Group Limited, the operator of the Toronto Stock Exchange. The Index Provider is not affiliated with the Fund and has no role in its management, operation, or distribution. Detailed information regarding the Index can be found at the website https://www.vettafi.com/indexing/index/snr500.

Fund Duration and Liquidation. Unlike a traditional investment company with perpetual existence, the Fund is designed to distribute substantially all of its assets through annual survival-contingent distributions by or shortly following 2060, the year in which the 1960 group attains age 100 (the last distribution being scheduled within 90 days following December 31, 2060). The Fund Liquidation Date is the earlier of the date of the last annual survival-contingent distribution and the date the Fund completes a Terminal Wind-Down. In connection with the final distribution, the Fund will liquidate and distribute any remaining assets to shareholders who received the age 100 distribution. If no Reference Life survives to a distribution age, the applicable Distribution Sleeve will be distributed to recipients of the immediately preceding distribution.

Terminal Wind-Down. The Board intends to wind down the Fund and distribute its remaining assets pro rata to surviving shareholders if, following the Offering Close Date, the number of surviving Reference Lives falls below 5% of the number of Reference Lives outstanding as of the Offering Close Date (a “Terminal Wind-Down”). A Terminal Wind-Down is an alternative to the scheduled Age 100 annual survival-contingent distribution and is intended to deliver remaining value to surviving shareholders when the Reference Life group has materially diminished. The Board has the authority to effect a Terminal Wind-Down pursuant to the Trust Agreement and the Fund’s By-Laws. The tax treatment of a Terminal Wind-Down distribution is described under “Distributions and Federal Income Tax Matters—Tax Considerations.” See “Risk Factors—Offering Period Duration Risk.”

What the Fund Does Not Do. The Fund seeks to track the Index and does not attempt to outperform it or to time the market. The Fund does not employ leverage. The Fund does not invest in derivatives or structured products, other than short-term money market instruments held for cash management and the de-risking of the Distribution Sleeves. The Fund does not offer any form of principal protection. The Fund will not make periodic income distributions other than annual survival-contingent distributions, except for distributions of net investment income and realized capital gains required to maintain RIC qualification. The foregoing are not fundamental policies of the Fund and may be changed without shareholder approval. See “Fundamental Investment Restrictions” in the Fund’s SAI for a discussion on investment policies that may not be changed without a majority shareholder vote of the outstanding voting securities.

The Fund’s Operating Periods. The Fund operates in three distinct periods: the Offering Period, the Pre-Distribution Period, and the Distribution Period. The transitions between periods are defined by two dates: the Offering Close Date and December 31, 2039, the last day before the calendar year in which the Reference Life group attains age 80. The Fund plans to maintain a continuous offering until the Offering Close Date. The Offering Period begins on the effective date of the Fund’s registration statement and ends on the date the Board closes the offering in its sole discretion. The Board expects to begin considering closing the offering when the Fund reaches $200,000,000 in subscriptions. The Offering Close Date may occur earlier or later, depending on the Board’s assessment of operating costs and economies of scale, capital formation, and market conditions.

During the Offering Period, the Automatic Cancellation is not operative. The death of a Reference Life during the Offering Period does not cause the associated Shares to be canceled. Instead, during the Offering Period, shareholders may tender Shares to the Fund at NAV per Share less the 2.00% Repurchase Fee retained by the Fund pursuant to the Tender Offer Policy.

Upon the conclusion of the Offering Period on the Offering Close Date, the Automatic Cancellation becomes operative. From that date forward, the death of a Reference Life results in the associated Shares being Automatically Canceled at $0.00 per Share. The Automatic Cancellation also applies to Shares associated with Reference Lives who died during the Offering Period and whose Shares were not tendered, or were tendered but not fully repurchased, in any tender offer conducted before the Offering Close Date. Deaths are expected to occur more frequently during this period as Reference Lives age. No amount is payable in respect of canceled Shares, except for any annual survival-contingent distribution that vested but remained unpaid as of a Reference Life’s death.

The Fund’s operating period structure is designed to protect shareholders against disproportionate hardship to the relatively small number of shareholders whose Reference Lives die within the Offering Period. Because the Offering Period is expected to close several years before the group reaches the applicable ages, and because deaths are expected to be relatively few during the Offering Period, the increase in NAV per Share generated by the Automatic Cancellation in the years prior to the Offering Close Date is expected to be modest relative to the amounts that accrue as the group reaches the later ages.

Increase in NAV per Share from Canceled Shares. The Fund is structured as a survivorship fund and operates on a survivorship basis. Its defining feature is the Automatic Cancellation at $0.00 per Share of each Share associated with a deceased Reference Life (the Automatic Cancellation). The economic value of an Automatically Canceled share remains in the Fund and is redistributed pro rata to the remaining Shares associated with surviving Reference Lives, increasing the NAV per Share, and increasing the value of each annual survival-contingent distribution paid to shareholders whose Reference Lives reach the corresponding age.

Reference Life. Each Share is associated with a designated natural person, the Reference Life. The Reference Life must be born on January 1, 1960 to December 31, 1960. The Reference Life is designated by the shareholder in the subscription agreement at the time of purchase and may not be changed thereafter. The Fund is designed for investors who invest in connection with their own lives: in the ordinary case, the shareholder is the Reference Life. Because investors commonly hold assets through revocable trusts, family entities, and spousal or family accounts, a Share may be held by a natural person or entity other than the Reference Life only where such person or entity has a Qualifying Connection to the Reference Life at the time the Share is purchased, and the Reference Life is designated. The Qualifying Connection requirement exists to accommodate these ownership arrangements, not to enable investment positions in the life of an unrelated person, and the Fund will not accept a subscription from a purchaser who lacks a Qualifying Connection at the time of purchase.

The Qualifying Connection. A “Qualifying Connection” means that the shareholder (i) is the Reference Life; (ii) is the spouse or domestic partner, or a parent, child, grandparent, grandchild, or sibling, of the Reference Life, or is otherwise related to the Reference Life by blood or by law in a manner that gives rise to a substantial interest engendered by love and affection, or has a lawful and substantial economic interest in the continued life of the Reference Life; or (iii) is a trust, limited liability company, partnership, or other entity or arrangement that is established or maintained for the benefit of, or that itself has a lawful and substantial economic interest in the continued life of, the Reference Life or one or more persons described in clause (ii). Control of an entity, without such a beneficial or economic interest, does not by itself establish a Qualifying Connection. A shareholder may be a natural person or any such entity that satisfies the Qualifying Connection requirement and is otherwise an eligible investor. The Qualifying Connection requirement is intended to ensure that an investment is made to provide late-life income to a person with whom the shareholder has a genuine personal, family, or economic connection, and not to speculate on the life of an unrelated person.

Documentation. Each shareholder represents and warrants its Qualifying Connection to the Reference Life in the subscription agreement and, as part of the subscription process, must provide affirmative documentation of the Qualifying Connection satisfactory to the Adviser; the Fund may decline a subscription if the required documentation is not provided or is insufficient.

Qualifying Connection Breach; Consequence. A “Qualifying Connection Breach” occurs only if (i) in the case of a representation that the shareholder is the Reference Life, or of a relationship described in clause (ii) of the definition of “Qualifying Connection,” the representation was untrue when made; or (ii) in the case of a representation resting on a lawful and substantial economic interest in the continued life of the Reference Life, or on an entity’s beneficial or economic interest described in clause (iii) of that definition, the representation was untrue when made and was made with knowledge of its untruth or without a reasonable basis. No Qualifying Connection Breach occurs if a Qualifying Connection in fact existed at the time of purchase under any clause of the definition, regardless of the clause the shareholder represented.

The Adviser makes any determination of a Qualifying Connection Breach, in each case subject to the oversight of the Board. Before any such determination becomes effective, the Fund will give the shareholder written notice describing the basis for the proposed determination and not less than 30 days to respond and to provide documentation, and the determination must be approved by the Board, including a majority of the Trustees who are not “interested persons” of the Fund within the meaning of the 1940 Act.

Upon a Qualifying Connection Breach, the Reference Life associated with the affected Shares will be treated, for purposes of the Automatic Cancellation, as having died, and those Shares will be Automatically Canceled at $0.00 per Share. A determination of a Qualifying Connection Breach may be made at any time, including in connection with the comprehensive survivorship verification conducted before any annual survival-contingent distribution, and may therefore occur many years after the Shares were purchased. Shares Automatically Canceled are not eligible to be tendered under the Tender Offer Policy, and no amount is payable in respect of them except for any annual survival-contingent distribution that vested but remained unpaid as of the date of cancellation. See “Risk Factors — Qualifying Connection Risk.”

Determination at Purchase. The Qualifying Connection is determined as of the time of purchase; it need not continue to exist afterward, and a change in the relationship (for example, by reason of the death of the shareholder and transfer to a successor, or a change in family circumstances) does not affect the Shares or the Reference Life designation, which does not change. The survivorship mechanism, including the Automatic Cancellation and annual survival-contingent distribution entitlement, is determined solely by the Reference Life’s survivorship status, not the shareholder’s status.

How the Increase in NAV per Share from Canceled Shares Works. The increase in NAV per Share from Canceled Shares is not a distribution declared by the Board. It is a structural consequence of the decline in outstanding Shares having an economic claim on each Distribution Sleeve while the Distribution Sleeve’s total assets remain unchanged (other than through underlying investment returns or losses from the Fund’s portfolio holdings within each Distribution Sleeve). As more Reference Lives die on or after the Offering Close Date and their associated Shares are canceled, each remaining shareholder’s undivided Share of each Distribution Sleeve increases.

The magnitude of the increase in NAV per Share at any age depends primarily on two factors: the proportion of Reference Lives that have died before that age, and the investment performance of the Fund’s portfolio holdings in the applicable Distribution Sleeve. If fewer Reference Lives die than expected (i.e., survival rates are high), the increase in NAV per Share will be smaller because fewer Shares have been canceled. Conversely, if more Reference Lives die (i.e., mortality rates are high), the increase in NAV per Share will be larger. See “Risk Factors—Survival Outcomes Risk.”

RISK FACTORS

Potential investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves risk. Before making an investment/allocation decision, potential investors should (i) consider the suitability of this investment with respect to their investment objectives and individual situation, including the health of their associated Reference Life, and (ii) consider factors such as their net worth, income, age, and risk tolerance. Investment should be avoided where a potential investor’s associated Reference Life has serious or life-threatening health problems. As with any investment company, there is no guarantee that the Fund will achieve its investment objectives. An investor could lose part of their investment in the Fund, and the Fund could underperform other investments.

Risk Considerations

Investing in the Fund involves significant risks. You should carefully consider the following risk factors, together with all other information in this Prospectus, before investing. The risks described below are not the only risks the Fund faces. Additional risks not presently known or currently deemed immaterial may also impair the Fund’s operations or your investment.

Survivorship Risk. When you purchase Shares, you must designate a Reference Life. The economic value of your Shares depends on whether the Reference Life survives to each distribution age. The economic consequence of the Reference Life’s death depends on when the death occurs. If the Reference Life dies during the Offering Period, the associated Shares are not Automatically Canceled; you are instead eligible to tender your Shares to the Fund at NAV per Share less the 2.00% Repurchase Fee in any tender offer conducted pursuant to the Tender Offer Policy. The Tender Offer Policy is subject to Board discretion and proration, and a tender offer may not fully repurchase your Shares. If the Reference Life dies on or after the Offering Close Date, the associated Shares are Automatically Canceled at $0.00. No amount is paid to any person or entity in respect of canceled Shares, other than vested and unpaid annual survival-contingent distributions. If the Reference Life dies on or after the Offering Close Date but before attaining age 80, you will lose your entire remaining investment. If the Reference Life survives to age 80 and dies prior to attaining age 81, you will receive no further distributions after the first distribution. Survivorship is measured by the Reference Life’s birthday: when the Reference Life attains a distribution age, the right to the corresponding annual survival-contingent distribution vests, even if the Reference Life dies before that distribution is paid.

Qualifying Connection Risk. When you purchase Shares, you must represent that you have a Qualifying Connection to the designated Reference Life, as described under “Investment Objectives and Policies—Reference Life.” If the Adviser determines, subject to the oversight of the Board, that a Qualifying Connection Breach has occurred, the Reference Life will be treated as having died and all associated Shares will be Automatically Canceled at $0.00 per Share. A Qualifying Connection Breach requires that your representation was untrue when made; and, where your Qualifying Connection rests on an economic interest in the continued life of the Reference Life, or on an entity’s beneficial or economic interest, it further requires that the representation was made with knowledge of its untruth or without a reasonable basis. No Qualifying Connection Breach occurs if a Qualifying Connection in fact existed when you purchased your Shares under any category of the definition, regardless of the category you represented. Before any determination becomes effective, you will receive written notice of the basis for it and not less than 30 days to respond, and the determination must be approved by the Board, including a majority of the Trustees who are not interested persons of the Fund. A determination may be made at any time, including in connection with the comprehensive survivorship verification conducted before any annual survival-contingent distribution, and may therefore occur many years after you purchased your Shares. Shares Automatically Canceled are not eligible to be tendered pursuant to the Tender Offer Policy. You could lose your entire investment as a result of an inaccurate Qualifying Connection representation, even while the Reference Life is living and even after you have held Shares for many years. A Qualifying Connection requires either a qualifying family relationship to the Reference Life or a lawful and substantial economic interest in the continued life of the Reference Life; control of an entity, without such a beneficial or economic interest, is not sufficient. Whether a Qualifying Connection exists may therefore involve judgment, particularly where it rests on an economic interest or on an entity’s beneficial interest rather than a close family relationship, and you bear the risk of an adverse determination. The Qualifying Connection requirement is also intended to support the Fund’s position that an investment in the Fund is not a wager on the life of another person and does not implicate the common-law rule against wagering on human life (see “Novel Structure and Regulatory Risk”); its application to a registered investment company is novel and has not been tested. This structure parallels the treatment of insurable interest under state law, under which an arrangement procured through a knowingly false representation of the required interest is void from inception, while an innocent defect is not.

Below-NAV Cancellation Risk. Unlike a traditional investment company, the cancellation of Shares does not occur at a price based on NAV per Share. Upon the death of a Reference Life on or after the Offering Close Date, the associated Shares are Automatically Canceled at $0.00 per Share. The amount a shareholder (or the shareholder’s estate) realizes upon the death of the Reference Life will therefore be less than the NAV per Share, and possibly significantly less, including $0.00.

Finite Existence Risk. The Fund is designed to distribute substantially all of its assets by the Fund Liquidation Date, after which it will make no further distributions.

Non-Diversified Status Risk. The Fund is a non-diversified fund. As defined in the 1940 Act, a non-diversified fund may invest a significant part of its investments in a smaller number of issuers than a diversified fund can. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Tender Offer Risk. The Tender Offer Policy is a Board-adopted policy and does not create any contractual right of any shareholder to tender Shares. The Tender Offer Policy applies only during the Offering Period and terminates on the Offering Close Date; from and on or after the Offering Close Date, all Shares associated with a deceased Reference Life will be Automatically Canceled at $0.00 without any payment. Tender offers, when conducted, are subject to proration if oversubscribed, meaning shareholders who tender may have only a portion of their Shares repurchased. The Board may, in its sole discretion, suspend, modify, or terminate the Tender Offer Policy at any time, and the Board may decline to conduct any particular tender offer pursuant to the policy. Each tender is priced at NAV per Share less the 2.00% Repurchase Fee, which reduces the amount a tendering shareholder receives. The 7.00% front-end sales load is not refunded upon a tender. You should not invest in the Fund expecting that tender offers will provide reliable liquidity.

Illiquidity Risk. Shares are not listed on any exchange, and there is no secondary market for Shares. You cannot sell, transfer, or otherwise dispose of your Shares except in the limited circumstances described under “Capital Stock” and pursuant to the Tender Offer Policy. You should expect to hold your Shares for the life of the Fund and receive value only through annual survival-contingent distributions. An investment in the Fund is suitable only for investors who do not require liquidity and can bear a total loss of their investment.

Novel Structure and Regulatory Risk. The Fund is organized on the basis that the survivorship structure and Automatic Cancellation are permissible under the 1940 Act. These features are novel and have not been tested in litigation, and a court or a regulator could reach a different conclusion. If the Fund’s structure were recharacterized or successfully challenged, the Fund could be required to restructure, to restrict or stop sales in one or more states, or to wind down, any of which could cause you to lose money.

In addition to the 1940 Act matters described above, the Fund’s structure raises novel questions under state law. The Fund is not an insurance company, issues no contract of insurance, and undertakes no obligation to indemnify, or to pay any amount to, any shareholder. No person bears, or is paid to assume, another’s risk. When a Reference Life dies on or after the Offering Close Date, the associated Shares are Automatically Canceled at $0.00; no amount is paid by reason of the death. The definitions of “insurance” and the “business of insurance” in every state in which the Shares are offered turn on a party that undertakes to indemnify another or to pay upon a contingent event. No person performs that role in the Fund. Neither the Fund nor its Shares is therefore insurance, and the Fund is not engaged in the business of insurance, under those laws. This conclusion is novel and untested, however, and a state insurance regulator or a court could disagree and assert that the Fund or its Shares constitute insurance or the doing of an insurance business. One state prohibits any person from selling tontine funds, and the Fund does not offer or sell Shares in that state. Separately, and independent of any insurance characterization, a court could apply the common-law rule against wagering on human life to an instrument whose value depends on the survival of a person other than the shareholder (see “Qualifying Connection Risk”). If a state took any such position, the Fund could be required to restrict or cease offers and sales in that state, to modify its structure or disclosure, or to take other action. The Fund does not offer or sell Shares in any state where doing so would violate applicable law (see “Plan of Distribution—State Regulation; Selling Restrictions”).

Registration Statement Risk. The Fund offers Shares on a continuous basis during the Offering Period, which continues until the Board closes the offering. To maintain this continuous offering, the Fund must keep its registration statement effective by filing post-effective amendments, annual and semi-annual reports, and other required updates with the Commission throughout the Offering Period. If the Fund fails to file required updates on a timely basis, if the Commission issues a stop order, or if any other event causes the registration statement to lose its effectiveness, the Fund would be unable to sell Shares until effectiveness is restored. During any such suspension, prospective investors could not purchase Shares, which could reduce the number of the Reference Lives and adversely affect the survival outcomes underlying the Fund’s survivorship mechanism. There can be no assurance that the Fund will successfully maintain the effectiveness of its registration statement throughout the entire Offering Period.

Market Risk. The Fund’s assets are invested in the equity securities of the Index constituents, which are subject to market risk. Because the Fund seeks to replicate the composition of the Index, its assets are concentrated in U.S. large-capitalization equity securities. The NAV of each Distribution Sleeve will fluctuate with the market value of its holdings. A sustained decline in equity markets could materially reduce the value of the Fund’s assets and the amount of annual survival-contingent distributions, and because each Distribution Sleeve remains fully invested in equity securities until its distribution year, a market decline during that year would reduce that distribution even though the Distribution Sleeve is sold down over the course of the year. The Fund seeks to track the Index and does not hedge or time its market exposure. Because distributions occur at fixed future times, the Fund cannot time the liquidation of Distribution Sleeve assets to avoid unfavorable market conditions.

The market values of the Fund’s investments, and therefore the value of the Shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, or adverse investor sentiment generally. The value of the Fund’s investments may fluctuate due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, economies and financial markets worldwide have become increasingly interconnected, increasing the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, changes in trade regulation, including tariffs or economic sanctions, economic crisis, or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Because the Fund is passively managed, such circumstances may affect the Fund to a greater degree than mutual funds with investment advisers that actively manage their portfolios to take advantage of or defend against market events. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Increasingly strained relations between the U.S. and foreign countries may adversely affect U.S. issuers, as well as non-U.S. issuers. A decrease in U.S. imports or exports, changes in trade regulations, including the imposition of tariffs or other economic sanctions on traditional allies or adversaries and their responses thereto, inflation, and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy, global financial markets as a whole, and the securities to which the Fund has exposure. Proposed and adopted policy and legislative actions in the U.S. may impact many aspects of financial and other regulations and may have a significant effect, including potentially adversely, on U.S. markets generally and the value of certain securities. The continued maintenance of elevated debt levels by the U.S. government, as projected by governmental agencies and non-governmental organizations, or the imposition of U.S. austerity measures, could potentially constrain future economic growth and the ability to effectively respond to economic downturns. If these trends were to continue, they could adversely impact the U.S. economy, global financial markets as a whole and the securities in which the Fund invests.

Market Disruption Risks Related to Armed Conflict and Geopolitical Tension. As a result of increasingly interconnected global economies and financial markets, armed conflict and geopolitical tension between countries or in a geographic region, for example, the conflicts and/or wars between Russia and Ukraine in Europe and among various countries, paramilitary organizations, and other armed political actors in the Middle East, have the potential to adversely impact the Fund’s investments. Such conflicts and tensions, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.

Survival Outcomes Risk. The Fund’s distribution outcomes are based on the actual survival outcomes of the shareholder Reference Lives. If actual survival rates are higher, meaning more Reference Lives survive to each distribution age, the increase in NAV per Share from canceled Shares will be smaller, and the amount of each annual survival-contingent distribution per shareholder will be smaller. If actual survival rates are lower, the increase in NAV per Share will be larger, and each distribution per shareholder will be larger. The Fund may experience adverse selection with higher survival rates, and advances in medical science, changes in public health conditions, or other factors could cause survival rates to deviate materially. In addition, there are real, statistically observable differences in average longevity among demographic groups, including by sex. The Fund acknowledges these group-level differences and makes no adjustment for them in its structure, pricing, or distributions. These differences may or may not prove meaningful for any particular investor, because an investor’s outcome is determined by the actual longevity of that investor’s individual Reference Life, which is inherently unpredictable. The Fund’s Reference Lives are not segmented beyond the birth-year requirement; an investor accepts this as an inherent feature of the structure. The Fund or Adviser cannot predict the actual survival outcomes of any individual Reference Life or any group of Reference Lives. See “Risk Factors— Reference Lives Risk.”

Tax Risk. The Fund intends to qualify as a RIC under Subchapter M of the Code. The $0.00 Automatic Cancellation mechanism has not been the subject of a published IRS ruling or formal guidance. If the IRS determines that the Automatic Cancellation creates a taxable event for remaining shareholders, shareholders could be subject to tax on amounts they have not received in cash. The tax treatment of the Automatic Cancellation for the shareholder is also uncertain. The tax treatment of the 2.00% Repurchase Fee retained by the Fund in tender offers, and of the resulting tender exit at NAV less the Repurchase Fee, has not been the subject of a published IRS ruling. See “Distributions and Federal Income Tax Matters—Tax Considerations.” Prospective investors should consult their own tax advisers regarding the tax consequences of an investment in the Fund.

Tax Mismatch and DRIP Risk. To maintain its qualification as a regulated investment company, the Fund must make annual (or more frequent) RIC distributions equal to at least 90% of its investment company taxable income. These RIC distributions are taxable to shareholders in the year paid or deemed paid, even if automatically reinvested in additional Shares pursuant to the DRIP and even though no cash is received. The Board has adopted the DRIP as the default for RIC distributions; and in order to receive cash distributions, shareholders must affirmatively elect out of the DRIP program. Over the Fund’s duration, the cumulative taxable RIC income for a shareholder can be substantial.

DRIP Shares purchased in early years participate fully in all subsequent increases in NAV per Share from canceled Shares. DRIP reinvestments can represent a material portion of a long-remaining shareholder’s final holdings, amplifying both the economic benefit and the associated annual tax liability. Annual survival-contingent distributions, by contrast, may consist largely of return of capital. This mismatch between currently taxable RIC distributions and the potentially deferred or return-of-capital character of annual survival-contingent distributions may result in tax liabilities that exceed cash received in certain years and could require shareholders to use other funds to pay taxes.

The tax treatment of the increase in NAV per Share from canceled Shares, Automatic Cancellations, the Repurchase Fee, and the interaction of the survivorship structure with RIC qualification has not been addressed in published IRS guidance. No assurance can be given that the IRS will agree with the Fund’s positions. Prospective investors should consult their own tax advisers. See also “Distributions and Federal Income Tax Matters—RIC Qualification” and “Distributions and Federal Income Tax Matters—RIC Distributions and the Dividend Reinvestment Plan” below.

Index and Adviser Risk. The Fund seeks to have its portfolio replicate the composition of the Index and depends on the Adviser to do so. The Fund’s return may differ from the return of the Index because of fees and expenses, the timing of cash flows, the de-risking of the Distribution Sleeves, and imperfect replication (tracking error). The Fund does not attempt to outperform the Index and will decline when the Index declines. The Index is concentrated in U.S. large-capitalization companies. The Fund depends on the Adviser’s personnel, systems, and continued service; a failure or interruption of the Adviser’s services, or a need to replace the Adviser, could disrupt the management of the Fund. If the Index is discontinued or its license becomes unavailable, or if the methodology of the Index changes materially, the Adviser would evaluate a substitute index, subject to Board approval and disclosure to shareholders, and there can be no assurance that a suitable substitute index will be available on acceptable terms or at all.

Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.

The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Sector Focus Risk. In pursuing its investment strategy, the Fund may invest to a significant degree in securities of issuers operating in a single sector. In so doing, the Fund may face more risks than if it were diversified broadly over numerous sectors. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector.

Non-Correlation Risk. Although the Fund seeks to have its portfolio replicate the composition of the Index, the return of the Fund’s assets managed may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing securities holdings to reflect changes in the Index. In addition, the performance of the Fund’s portfolio holdings and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio holdings and the Index resulting from legal restrictions, costs or liquidity constraints.

Survivorship Verification Risk. The Fund relies on the Social Security Administration’s Death Master File (the “DMF”) and third-party verification services to determine whether a Reference Life has died. These sources may contain errors, omissions, or delays. Verification must occur on an ongoing basis, including during the Offering Period, not solely before annual survival-contingent distributions. If a Reference Life’s death is not detected before a distribution, the distribution may be paid to an ineligible shareholder, reducing the amount available to other shareholders. Conversely, if a living Reference Life is erroneously identified as deceased, the associated Shares may be canceled in error on or after the Offering Close Date. While the Fund maintains a one-year reversal period for erroneous cancellations, shareholders bear the risk of temporary or permanent loss of their Shares if errors are not corrected within that period. See also “Verification Lag and Dilution Risk” below.

Verification Lag and Dilution Risk. There is inevitably a delay between the death of a Reference Life and the Fund’s verification of that death. During the Offering Period this lag means Shares associated with the deceased Reference Life may remain outstanding and are included in the Fund’s NAV per Share calculation, which may temporarily understate NAV per Share. When the death is subsequently verified and Shares are canceled, the resulting increase in NAV per share is shared among remaining shareholders. The Fund’s Automatic Cancellation is not in effect during the Offering Period, and Shares are eligible to tender pursuant to the Tender Offer Policy. The comprehensive survivorship verification conducted prior to each annual survival-contingent distribution is expected to capture any and all undetected Reference Life deaths. No assurance can be given that the dilution effect will be immaterial in any period.

Inadvertent Distribution Risk. Before each annual survival-contingent distribution, the Adviser and the transfer agent verify the survivorship status of the Reference Lives using available records and databases. These sources are not complete or instantaneous, and it is likely that, from time to time, a distribution will be paid with respect to Shares that should have been Automatically Canceled because the death of the associated Reference Life had not yet become known to the Adviser. Any such inadvertent distribution reduces the assets available to surviving shareholders and the NAV per Share increase that would otherwise result from the Automatic Cancellation. The Fund may seek to recover an inadvertent distribution but may be unable to do so.

Reference Lives Risk. The Fund’s survivorship mechanism depends on attracting a large and diversified number of Reference Lives so that outcomes reflect broad participation rather than the experience of a small group. If the Fund does not attract a sufficiently large number of Reference Lives, actual survival outcomes may deviate significantly from group-level estimates, increasing the volatility of survival-contingent distributions. A smaller number of Reference Lives also increases the risk that an individual death or cluster of deaths will have a disproportionate impact on NAV per Share. The Fund has set a minimum investment of $5,000 to attract more investors, and a maximum investment of $100,000 to limit the disproportional effect of a small group of investors on the Fund. The $5,000 minimum and $100,000 maximum applies both per investor and in the aggregate for all Shares associated with any single Reference Life, which also limits the effect of any single death on the composition of the Reference Lives. To attract a significant number of investors and a large and diverse number of Reference Lives, the Fund expects to market the Fund in a continuous offering through the Offering Close Date, as determined by the Board. The Fund has not established a minimum number of Reference Lives as a condition to commencing operations. There can be no assurance that the number of the Fund’s Reference Lives will be large enough to be broadly diversified. Other than the number of Reference Lives of the same birth-year, the Fund makes no additional effort to diversify Reference Life composition.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract, and annual survival-contingent distributions are not guaranteed or backed by an insurance company or any other third party. Shareholders will not benefit from the consumer protections provided by state insurance laws, including state guaranty funds. Unlike insurance products, which involve a contractual promise to pay a specified amount, Shares do not involve any such promise by the Fund, any insurance company, or any other party.

Voluntary Early Repurchase Risk. A shareholder who tenders Shares under the Tender Offer Policy during the Offering Period receives the NAV per Share as of the expiration of the tender offer, less the 2.00% Repurchase Fee, and the 7.00% front-end sales load is not refunded. The NAV per Share may decline between the date a shareholder tenders and the date the repurchase price is determined, and tenders are subject to Board discretion and proration, so a tendering shareholder may receive less than expected or may not have all tendered Shares repurchased.

Offering Period Duration Risk. The Offering Period does not end on a fixed date. It ends on the Offering Close Date, which the Board determines in its sole discretion. The Board expects to begin considering closing the Offering Period when the Fund reaches $200,000,000 in subscriptions. A longer Offering Period defers the date on which the Automatic Cancellation becomes operative and the increase in NAV per Share from canceled Shares begins to accrue, which could reduce or delay the benefits of the survivorship structure for shareholders. Unlike a traditional investment company with perpetual existence, the Fund has a finite existence and is designed to wind down. Following the Offering Close Date, if the number of surviving Reference Lives falls below 5% of the number outstanding as of the Offering Close Date, the Board intends to effect a Terminal Wind-Down and distribute the Fund’s remaining assets pro rata to surviving shareholders in lieu of the scheduled Age 100 annual survival-contingent distribution. A Terminal Wind-Down would end the Fund earlier than otherwise scheduled, and the amount distributed could be more or less than the amount a shareholder would have received under the remaining scheduled distributions.

Legislation and Regulatory Risk. At any time after the date of this prospectus, legislation or additional regulations may be enacted that could negatively affect the securities held by the Fund or the issuers of such securities. Fund shareholders may incur increased costs resulting from such legislation or additional regulation. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives.

No Prior History. The Fund is a newly organized, standalone closed-end management investment company with no history of operations, thus has no financial statements or other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance, and is designed for long-term investors only.

MANAGEMENT OF THE FUND

Board of Trustees

The Board of Trustees of the Fund (the “Board”) oversees the conduct of the Fund’s affairs and the Adviser’s management of the Fund. Under the 1940 Act, at least 40% of the Board must consist of Trustees who are not “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”). See “MANAGEMENT OF THE FUND” in the Fund’s SAI for the identities of the Trustees and executive officers of the Fund, brief biographical information regarding each of them, and other information regarding the election and membership of the Board.

The Adviser

Longevity Financial Advisors, LLC (the “Adviser”) serves as the Fund’s investment adviser pursuant to the Investment Management Agreement. [The Adviser, located at 13911 Ridgedale Dr., Suite 485, Minnetonka, MN 55305, is registered as an investment adviser with the Securities and Exchange Commission.] The Adviser is a Delaware limited liability company formed on October 7, 2025 to provide investment management services to investment companies. The Adviser is controlled by Jon Sabes.

Under the general oversight of the Board, the Adviser is responsible for carrying out the Fund’s investment objectives and for the overall management and administration of the Fund’s business and affairs. The Adviser designed the Fund’s survivorship structure, including the twenty-one Distribution Sleeves, the allocation percentages set forth under “Use of Proceeds,” and the schedule of ages at which the annual survival-contingent distributions are paid. The allocation percentages and age schedule are fixed and may not be changed by the Adviser. The Adviser maintains this structure over the life of the Fund and administers the Distribution Sleeves as units of account on the Fund’s books. The Adviser is responsible for the oversight of all aspects of the Fund’s regulatory filings, audited financial statements, and communications to shareholders. The Adviser also markets the Fund to investors and financial advisers. The Adviser seeks to have the Fund’s portfolio replicate the composition of the Index and executes the sell-down of each Distribution Sleeve in accordance with fixed, predetermined rules. The Adviser does not exercise discretion over the securities included in the Index or over which Reference Lives receive distributions.

The Adviser administers the features that are specific to the Fund’s survivorship structure. The Adviser performs, or supervises the performance of, the verification of the survivorship status of the Reference Lives, both on an ongoing basis and in the comprehensive verification conducted before each annual survival-contingent distribution. The Adviser may retain one or more third parties to perform or assist in that verification, and remains responsible for it. The Adviser directs the transfer agent to effect Automatic Cancellations, and to reverse any Automatic Cancellation the Adviser determines was made in error. The Adviser reviews each subscriber’s Qualifying Connection and makes any determination that a Qualifying Connection Breach (as described under “Investment Objectives and Policies—Qualifying Connection Breach; Consequence.”) has occurred, in each case subject to the oversight of the Board and, in the case of a Qualifying Connection Breach determination, to Board approval. The Adviser also determines the amount and timing of each annual survival-contingent distribution from the corresponding Distribution Sleeve, and administers those distributions and the Dividend Reinvestment Plan. See “Distributions and Automatic Cancellations—Survivorship Verification” and “Investment Objectives and Policies—Reference Life.”

The Adviser will serve as the Fund’s valuation designee under Rule 2a-5 under the 1940 Act. In that capacity, and subject to Board oversight, the Adviser is responsible for determining the fair value of any Fund investment for which market quotations are not readily available. The Fund’s portfolio consists of publicly traded equity securities and short-term money market instruments, for which market quotations are generally readily available, and the Fund’s administrator provides pricing information to the Adviser. See “Determination of Net Asset Value.”

The Adviser selects and oversees the Fund’s other service providers, including the administrator, transfer agent, custodian, and distributor, and compensates the administrator, transfer agent, and custodian for their services. The Adviser maintains the Fund’s registration statement and the Fund’s other regulatory filings, provides the officers who serve the Fund, and reports to the Board on the operation of the Fund and on the Fund’s compliance program adopted under Rule 38a-1 under the 1940 Act. The Adviser pays the Fund’s organizational expenses, subject to repayment by the Fund, and has contractually agreed to limit the Fund’s expenses as described under “Expense Limitation Agreement.” In addition, pursuant to the terms of the Investment Management Agreement, subject to the general supervision of the Board, the Adviser provides or causes to be furnished all supervisory, administrative, custodial and other services reasonably necessary for the operation of the Fund.

Under the Investment Management Agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by the Fund unless such losses or damages are attributable to willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties, and the Fund indemnifies the Adviser and its affiliates against losses that do not result from that conduct. The Adviser maintains the books and records required of it under the 1940 Act, which are the property of the Fund. See “Management Fees.”

The Adviser may in the future seek exemptive relief from the Securities and Exchange Commission that would permit the Adviser, subject to Board approval and the conditions of the relief, to enter into and materially amend sub-advisory agreements, and to retain and replace sub-advisers, without obtaining shareholder approval (so-called “manager of managers” relief). There can be no assurance that such relief will be sought or obtained. The Index is used under license from VettaFi LLC.

Fund Name and Intellectual Property

The Fund’s name, and intellectual property used in the operation of the Fund, are owned by LongevityFP, LLC, the parent affiliate of the Adviser. The Fund uses the “LongevityFP” name and this intellectual property under a royalty-free license and may continue to do so only for so long as Longevity Financial Advisors, LLC serves as the Fund’s investment adviser. LongevityFP, LLC has one or more patent applications pending relating to the operation of the Fund. If the Adviser ceases to serve as the Fund’s investment adviser, the Fund’s right to use the LongevityFP name and this intellectual property will terminate, and the Fund would be required to change its name to remove any reference to LongevityFP.

Portfolio Manager

Jon Sabes, Portfolio Manager, is responsible for the day-to-day management of the Fund’s portfolio and has managed the Fund since inception. Mr. Sabes has been associated with the Adviser since [___].

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund is provided in the SAI. The SAI is available free of charge by calling [___] or by visiting the Fund’s website at [___].

Management Fee

Pursuant to the Investment Management Agreement, the Adviser receives a management fee under a three-segment lifecycle structure based on the Fund’s average daily net assets, accrued daily and payable monthly: 1.00% during the Offering Period; 0.25% during the Pre-Distribution Period (from the Offering Close Date through December 31, 2039); and 0.50% during the Distribution Period (beginning January 1, 2040 and continuing until the Fund winds down). The Investment Management Agreement is filed as Exhibit (g) to the registration statement.

A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement will be available in the Fund’s first shareholder report for the fiscal year ending [___].

Expense Limitation Agreement

The Adviser has contractually agreed to limit Management Fees and Other Expenses (excluding AFFE, which is borne separately as a pass-through expense, and excluding taxes, brokerage commissions, and extraordinary expenses) to 1.75% of the Fund’s average daily net assets for a period of three years from the date of this Prospectus. Only the Board may terminate this limitation. For a three-year period following the commencement of Fund operations, the Adviser may recoup fees waived as a result of the Expense Limitation, subject to the limitation that the recoupment does not cause the Fund’s total annual operating expenses to exceed the Expense Limitation in effect at the time of the waiver or the Expense Limitation in effect at the time of recoupment, whichever is lower.

The Fund’s Service Providers

Distributor. [___], located at [___], serves as the Fund’s Distributor.

Fund Administrator. [___], located at [___], serves as the Fund’s transfer agent and administrator.

Transfer Agent/Dividend Disbursing Agent. [___], located at [___], serves as the transfer agent for the Fund and serves as the dividend disbursing agent for the Fund.

Custodian. [___], serves as the Fund’s custodian.

Independent Registered Public Accounting Firm. [___], located at [___], serves as the Fund’s Independent Registered Public Accounting Firm, and is registered with, and subject to regular inspection by, the Public Company Accounting Oversight Board.

Legal Counsel. Stradley Ronon Stevens & Young, LLP, located at 100 Park Avenue, Suite 2000, New York, NY 10017, serves as legal counsel to the Fund.

Additional Information Regarding the Adviser

The Statement of Additional Information provides additional information about the Adviser, including information about potential conflicts of interest that the Adviser may face in managing the Fund. The Statement of Additional Information is part of this prospectus and is available free of charge by calling [___] or at [___]. The information (other than this prospectus, including the Statement of Additional Information) contained on, or that can be accessed through, [___] is not part of this prospectus or the Statement of Additional Information.

Control Persons and Principal Holders of Securities

As of [___], no shareholders owned of record, or were known by the Fund to own of record or beneficially, 5% or more of the Shares.

DISTRIBUTIONS AND AUTOMATIC CANCELLATIONS

Annual Survival-Contingent Distributions

The Fund will make twenty-one annual survival-contingent distributions, each paid within 90 days following the end of the calendar year in which Reference Lives reach the corresponding age. The first distribution occurs after the year in which the Reference Lives attain age 80. The last distribution is scheduled to occur following the year in which the Reference Lives attain 100 years of age. Each distribution is funded by a separately maintained Distribution Sleeve of the overall portfolio, managed to replicate the composition of the Index, and sold down into short-term money market instruments during that distribution year. In connection with each distribution, the corresponding Distribution Sleeve is liquidated and distributed pro rata to shareholders whose Reference Lives have attained the applicable age as measured with reference to their birthdate. Shares associated with Reference Lives who did not survive to the applicable birthdate, and that were not tendered and repurchased during the Offering Period, will be Automatically Canceled at $0.00 and do not participate in the distribution. Following a distribution, the corresponding Distribution Sleeve will hold no remaining assets and be closed.

Distribution Mechanics

The distribution amount per eligible Share will equal the total NAV of the Distribution Sleeve divided by the number of Shares whose Reference Lives have attained the applicable age.

The Fund allocates the net proceeds of the offering across twenty-one Distribution Sleeves in fixed percentages, one for each annual survival-contingent distribution. See “Use of Proceeds” for the allocation schedule and the related accounting.

Entitlement Upon Attaining a Distribution Age

Entitlement and Cancellation. The annual survival-contingent distribution entitlement is determined solely by the survivorship status of the Reference Life. When the Reference Life attains a distribution age, the right to the related distribution vests and attaches to the Shares. That distribution is payable to the shareholder, even if the Reference Life dies after attaining the applicable age but before the distribution is effected.

In other circumstances involving the death of a Reference Life, the consequences depend on whether the death occurs during the Offering Period or on or after the Offering Close Date. If the Reference Life dies during the Offering Period, the associated Shares remain outstanding and the Shares are eligible to be tendered to the Fund at NAV per share less the 2.00% Repurchase Fee in any tender offer conducted pursuant to the Tender Offer Policy. Until the Shares are tendered and repurchased, the Shares remain outstanding and will participate pro rata with all other outstanding Shares in any RIC distributions. If these Shares are not tendered, or are tendered but not fully repurchased due to proration, the Shares remain outstanding and remain eligible for subsequent tender offers through the Offering Close Date. Any Shares not tendered and repurchased prior to the Offering Close Date will be subject to Automatic Cancellation as described below.

If a Reference Life dies on or after the Offering Close Date, all Shares associated with that Reference Life are Automatically Canceled at $0.00 per Share. This applies to all Shares that remained outstanding through the Offering Close Date because they were not tendered and repurchased, regardless of the status of the associated Reference Life. No amount is payable to any person or entity in respect of canceled Shares, other than any annual survival-contingent distribution that may have vested but not been paid as of the date of death.

The Fund is designed for investors who invest in connection with their own lives: in the ordinary case, the shareholder is the Reference Life. Because investors commonly hold assets through revocable trusts, family entities, and spousal or family accounts, a Share may be held by a natural person or entity other than the Reference Life only where such person or entity has a Qualifying Connection to the Reference Life (described under “Investment Objectives and Policies—The Qualifying Connection.”) at the time of purchase, and the Fund will not accept a subscription from a purchaser who lacks a Qualifying Connection at the time of purchase. If the shareholder dies or ceases to exist while the Reference Life is still alive, the Shares are not canceled; they transfer to the shareholder’s successor pursuant to the Trust Agreement and applicable law, and the Reference Life designation does not change.

If No Reference Lives Survive to a distribution age. As a default rule applicable to the single class of Shares, if no Reference Life survives to a distribution age, the assets in the corresponding Distribution Sleeve will be distributed pro rata to the recipients of the immediately preceding annual survival-contingent distribution. This default does not create any separate class of Shares or any priority of one Share over another. If no Reference Life survives to any age, the Fund will liquidate and distribute all remaining assets to shareholders of record (or their successors) as of the last date on which any Reference Life was alive.

RIC Distributions. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To maintain RIC qualification, the Fund must distribute substantially all of its net investment income and net realized capital gains each year. These RIC distributions are separate from, and in addition to, the annual survival-contingent distributions. Because each Distribution Sleeve is sold down in its distribution year, the Fund expects to realize substantial capital gains, generally long-term, in that year, which it will distribute as capital gain dividends concentrated in that year and paid together with that year’s survival-contingent distribution. As a result, shareholders whose Reference Lives survive are expected to receive, in the same year, both the distribution and the cash attributable to the gains on which they are taxed. In the years before a Distribution Sleeve’s distribution year, the Fund’s taxable distributions are expected to be limited to dividend income on the portfolio securities and small gains from periodic changes to track the Index; these are generally modest and, for shareholders enrolled in the DRIP, are reinvested. RIC distributions will be declared and paid annually or more frequently as determined by the Board. A shareholder is taxed on RIC distributions whether received in cash or reinvested pursuant to the DRIP.

Dividend Reinvestment. The Fund offers a Dividend Reinvestment Plan (“DRIP”) pursuant to which RIC distributions are automatically reinvested in additional Shares at NAV, unless a shareholder elects to receive cash. Additional Shares acquired through the DRIP are associated with the same Reference Life as the shareholder’s original Shares and are subject to the same Automatic Cancellation and annual survival-contingent distribution provisions. Participation in the DRIP does not affect the shareholder’s eligibility for distributions.

Survivorship Verification. The Fund’s survivorship mechanism and annual survival-contingent distributions depend on the timely and accurate identification of deceased Reference Lives. The Adviser is responsible for verifying the survivorship status of each Reference Life on an ongoing basis.

Determination of Survivorship. A Reference Life is considered alive unless and until the Adviser has made a determination otherwise. Before any annual survival-contingent distribution, the Adviser may require affirmative evidence that a Reference Life is alive, which may include evidence of financial transactions, government benefit activity, or other indicia of ongoing life function. The absence of a recorded death, standing alone, may not be sufficient to establish survivorship for purposes of a distribution if the Adviser has reason to believe a Reference Life is deceased.

Verification Sources and Cadence. The Adviser will verify Reference Life survivorship using the DMF. The DMF records deaths reported to the Social Security system. The Adviser may supplement the DMF with commercially available third-party verification services that aggregate death records from state vital records offices, commercial databases, and other sources.

The Adviser conducts survivorship verification on an ongoing basis throughout the life of the Fund, including during the Offering Period. After the Offering Close Date, when a Reference Life death is confirmed, the Adviser will direct the transfer agent to cancel the associated Shares at $0.00 promptly, and the Fund’s NAV per Share will be recalculated on a prospective basis.

Prior to each annual survival-contingent distribution, the Adviser will conduct a comprehensive survivorship verification. This verification requires affirmative evidence that each Reference Life associated with outstanding Shares remains alive. Only Shares whose Reference Lives are verified as alive through this verification will participate in that distribution. The comprehensive survivorship verification may also confirm the shareholder’s Qualifying Connection to the Reference Life; if the Adviser determines that the Qualifying Connection representation was untrue when made, the Reference Life will be treated as having died, and the associated Shares will be Automatically Canceled at $0.00. See “Reference Life” and “Risk Factors—Qualifying Connection Risk.” Complete verification procedures are described in the Fund’s survivorship verification policy, summarized in the SAI, and available upon request.

Shareholder Obligations. Each shareholder is required to keep current contact information on file with the Fund’s transfer agent and must promptly notify the transfer agent of the death of a Reference Life. Failure to maintain current contact information may delay annual survival-contingent distributions or result in a Reference Life being identified as deceased in error. The subscription agreement requires each designated Reference Life to provide their Social Security number and third-party reference contacts for verification purposes, and requires the shareholder to provide affirmative documentation establishing the shareholder’s Qualifying Connection to the Reference Life (described under “Investment Objectives and Policies—The Qualifying Connection.”).

Erroneous Cancellation Reversal. If, within one year following an Automatic Cancellation, a Reference Life (or the shareholder, if different) notifies the Adviser that the Reference Life was not deceased, the Adviser will conduct a verification review. If the Adviser finds it has erroneously canceled Shares, it will direct the transfer agent to reverse the Automatic Cancellation. Upon reversal:

●	The shareholder’s Shares will be reinstated as if the Automatic Cancellation had not occurred.

●	The shareholder will be entitled to any annual survival-contingent distributions paid during the period of cancellation that the shareholder would have received had the Automatic Cancellation not occurred.

●	The Fund will pay the shareholder the amount the shareholder would have received. The source of such payment and the allocation of liability for erroneous cancellations are set forth in the Trust Agreement.

After one year, the Automatic Cancellation is final and may not be reversed. Shareholders whose contact information is not current bear the risk that errors will not be corrected within the one-year window.

PLAN OF DISTRIBUTION

[___], is a broker-dealer registered with the Financial Industry Regulatory Authority (“FINRA”), and serves as the Fund’s principal underwriter and distributor (the “Distributor”). The Distributor distributes Shares on a best-efforts basis. The Distributor is not affiliated with the Fund or the Adviser.

Offering Period. The Fund offers Shares on a continuous basis during the Offering Period pursuant to Rule 415 under the 1933 Act. The Offering Period begins on the effective date of this registration statement and ends on the Offering Close Date, the date on which the Board closes the offering in its sole discretion. The Board expects to begin considering closing the offering when the Fund reaches $200,000,000 in subscriptions. The Offering Close Date may occur earlier or later, depending on the Board’s assessment of operating costs and economies of scale, capital formation, and market conditions. The initial offering price is $10.00 per Share. Thereafter, on such frequency as the Adviser may establish through the Offering Close Date, Shares are offered at the current NAV per Share, subject to the applicable sales load. The minimum investment is $5,000. The maximum investment is $100,000. In addition, each investor represents in the subscription agreement that the aggregate purchase price of all Shares purchased by the investor does not exceed 5% of the investor’s liquid net worth. For this purpose, liquid net worth means the investor’s net worth excluding the value of the investor’s primary residence, home furnishings, and automobiles. The Fund may decline any subscription in reliance on this representation. This representation is a condition to purchase; it does not affect the Shares once issued, and an inaccurate representation does not cause an Automatic Cancellation. Every investor also acknowledges in the subscription agreement, and, for a purchase made through an investment advisory account, the investor’s financial professional acknowledges, that (i) if the associated Reference Life dies on or after the Offering Close Date and before attaining age 80, the Shares will be Automatically Canceled at $0.00 per Share and the investor will receive nothing in respect of them; (ii) no annual survival-contingent distribution is made before the associated Reference Life attains age 80; and (iii) whether cumulative annual survival-contingent distributions ever equal or exceed the price paid for the Shares depends on the associated Reference Life surviving substantially beyond age 80 and on the investment performance of the Fund, and is not assured at any age. After the Offering Close Date, the Fund will not issue additional Shares except through reinvestment of regulated investment company (“RIC”) distributions pursuant to the Dividend Reinvestment Plan.

Sales Load. A front-end sales load of 7.00% is deducted from each purchase of Shares and is allocated between the Distributor and any Selling Agents (as defined below). The Distributor may, in its discretion, reallow all or a portion of the sales load to Selling Agents.

The 7.00% front-end sales load is waived in full for purchases made through fee-based investment advisory accounts where the investor’s financial adviser charges an asset-based or financial-planning fee in lieu of transaction-based commissions. No other waivers are available.

Selling Agents. The Distributor may enter into selling agreements with broker-dealers, registered investment advisers, and other financial intermediaries (each, a “Selling Agent”) to distribute Shares. Selling Agents typically receive the sales load, or a portion thereof, for Shares sold through them. The Distributor does not retain any portion of the sales load except as agreed with the applicable Selling Agent.

State Regulation; Selling Restrictions. Shares are “covered securities” under Section 18(b)(2) of the 1933 Act, and the offering is therefore generally exempt from state securities (blue-sky) registration. The Fund’s structure nonetheless raises novel questions under state insurance and anti-tontine laws (see “Risk Factors — Novel Structure and Regulatory Risk”). The Fund does not offer or sell Shares, and will not accept subscriptions, in any state or jurisdiction in which the offer or sale would violate applicable insurance, anti-tontine, insurable-interest, or other law. Accordingly, the Fund will not accept subscriptions from residents of Louisiana.

Distribution Agreement. The Fund has entered into a Distribution Agreement with the Distributor, dated [___], pursuant to which the Distributor serves as the Fund’s principal underwriter. The Distribution Agreement is filed as Exhibit [___] to the registration statement. The Distributor has also entered into a Selling and Shareholder Servicing Agreement governing the relationship between the Distributor and the Selling Agents, filed as Exhibit [___].

Tender Offer Policy. The Fund’s Trust Agreement authorizes the Board, in its sole discretion, to cause the Fund to conduct tender offers for Shares pursuant to Section 23(c)(2) of the 1940 Act and Rule 13e-4 under the Securities Exchange Act of 1934, as amended. On [___], the Board adopted the Tender Offer Policy, which provides for tender offers during the Offering Period on the following terms.

Purpose. The Tender Offer Policy provides shareholders the opportunity to tender Shares to the Fund during the Offering Period at a price equal to the NAV per Share less the Repurchase Fee. The Tender Offer Policy is intended principally to allow shareholders whose Reference Lives die during the Offering Period to tender their Shares before the Automatic Cancellation becomes operative on the Offering Close Date.

Frequency and Amount. Tender offers will be conducted no less frequently than annually, at times, and in an aggregate amount that the Board determines in its sole discretion.

Eligibility. Each tender offer is open to all shareholders, regardless of whether the shareholder’s Reference Life is living or deceased.

Pricing. Each tender offer is conducted at a price equal to the NAV per Share as of the expiration of the offer, less the 2.00% Repurchase Fee. The Repurchase Fee is retained by the Fund and is not paid to the Adviser, the Distributor, any Selling Agent, or any other person. Because the Repurchase Fee is retained by the Fund, it accrues to the benefit of remaining shareholders. The fee is intended to offset administrative costs and to discourage tendering by shareholders who would otherwise remain in the Fund.

Sales Load Not Refunded. The 7.00% front-end sales load paid at subscription is not refunded upon a tender.

Proration. If the aggregate amount tendered exceeds the amount the Board has elected to repurchase in a particular tender offer, tendered Shares will be subject to proration. Shares tendered but not fully repurchased remain outstanding and remain eligible for subsequent tender offers conducted during the Offering Period.

Discretion. The Tender Offer Policy is a Board-adopted policy. It does not create any contractual right of any shareholder to tender Shares. The Board may suspend, modify, or terminate the Tender Offer Policy at any time and may decline to conduct any particular tender offer. In deciding whether and on what terms to conduct a tender offer, the Board may consider, among other factors, the Fund’s liquidity, RIC qualification, federal tax consequences, survival outcomes, and prevailing market conditions.

Termination. The Tender Offer Policy applies only during the Offering Period. The Tender Offer Policy terminates on the Offering Close Date, after which the Fund will not conduct tender offers. From and on or after the Offering Close Date, all Shares associated with a deceased Reference Life will be Automatically Canceled at $0.00 in accordance with the Trust Agreement. See “Capital Stock—Redemption and Cancellation” and “Risk Factors—Tender Offer Risk.”

No Secondary Market. Shares are not listed on any national securities exchange, and the Distributor will not act as a market maker in the Shares. No secondary market for Shares exists, and the Fund does not expect one to develop. Shares may not be transferred except in the limited circumstances described under “Description of Shares—Transfer Restrictions.”

DETERMINATION OF NET ASSET VALUE

The net asset value per Share (the “NAV per Share”) is calculated as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day the Exchange is open for trading. The NAV per Share is determined by adding the value of all of the Fund’s assets, subtracting the Fund’s liabilities, and dividing the result by the total number of Shares outstanding.

The Fund’s portfolio holdings are valued at their market value, which is generally the last reported sale price or official closing price on the principal exchange or market on which each security trades as of the valuation time. Short-term money market instruments are valued at amortized cost or, in the case of a money market fund, at its net asset value. Other assets and liabilities are valued at fair value as determined in good faith pursuant to procedures approved by the Board in accordance with Rule 2a-5 under the 1940 Act.

The number of Shares outstanding used in the NAV per Share calculation reflects the Automatic Cancellation of Shares associated with deceased Reference Lives. From and on or after the Offering Close Date, when Shares are Automatically Canceled at $0.00, the economic value formerly associated with those Shares remains in the Fund and is reflected in the NAV per Share of the remaining outstanding Shares.

DISTRIBUTIONS AND FEDERAL INCOME TAX MATTERS

Tax Considerations

The following is a summary of certain United States federal income tax considerations relevant to an investment in the Fund. This summary is based on current law and is for general information only. It is not tax advice. Prospective investors should consult their own tax advisers regarding the specific federal, state, local, and foreign tax consequences of purchasing, holding, and disposing of Shares.

RIC Qualification. The Fund intends to elect and qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. To qualify as a RIC, the Fund must, among other requirements, derive at least 90% of its gross income from qualifying sources and meet asset diversification tests. As a RIC, the Fund generally will not be subject to federal corporate income tax on net investment income and net capital gains that it distributes to shareholders.

To maintain its RIC qualification, the Fund must distribute at least 90% of its investment company taxable income (“ICTI”) and 90% of its net tax-exempt interest income (if any) each taxable year. These RIC distributions are separate from, and in addition to, the Fund’s annual survival-contingent distributions. The Board will declare and pay RIC distributions (typically annually or more frequently) from the Fund’s ordinary income and short-term capital gains as necessary to satisfy the 90% distribution requirement. Failure to meet this requirement could cause the Fund to fail to qualify as a RIC, in which case the Fund would be taxed as a regular C corporation on its taxable income at the 21% federal corporate rate. A distribution declared by the Fund in October, November, or December of a calendar year, payable to shareholders of record on a date in one of those months and paid by the Fund during January of the following calendar year, will be treated for federal income tax purposes as having been received by shareholders on December 31 of the calendar year in which the distribution was declared.

RIC Distributions and the Dividend Reinvestment Plan. RIC distributions are taxable to shareholders in the year paid or deemed paid, whether received in cash or reinvested in additional Shares pursuant to the DRIP. A shareholder participating in the DRIP is treated as having received the distribution in cash and then purchasing additional Shares at NAV. The full amount of the RIC distribution is includible in the shareholder’s gross income (as ordinary income, qualified dividend income, or capital gain, depending on the Fund’s earnings and profits and any designations by the Fund). Additional Shares acquired through the DRIP are associated with the same Reference Life as the original Shares and are subject to the same Automatic Cancellation and annual survival-contingent distribution provisions.

The Fund will report the full amount of RIC distributions on Form 1099-DIV, even for participants in the DRIP. The Fund uses the average-cost method for determining basis in Shares unless a shareholder timely elects a specific identification method. Early in each year, the Fund will send each shareholder a statement showing the federal income tax status of the distributions paid or deemed paid to the shareholder during the prior calendar year, including the portion, if any, treated as ordinary income, capital gain, or a return of capital.

Annual Survival-Contingent Distributions. Annual survival-contingent distributions liquidate the entire relevant Distribution Sleeve. The tax character of each such distribution is determined on a pro rata basis with respect to the shareholder’s adjusted basis allocable to that Distribution Sleeve. Amounts up to such basis are treated as a nontaxable return of capital (reducing basis in the Shares). Amounts exceeding basis are treated as capital gain (generally long-term).

Tender Offers and the Repurchase Fee. A shareholder who tenders Shares in a tender offer conducted pursuant to the Tender Offer Policy generally will recognize gain or loss equal to the difference between (i) the amount received (NAV per Share less the 2.00% Repurchase Fee) and (ii) the shareholder’s adjusted basis in the tendered Shares. Such gain or loss will generally be a capital gain or loss, and will be long-term if the Shares have been held for more than one year. The 7.00% front-end sales load paid at subscription is not refunded upon a tender. The 2.00% Repurchase Fee is retained by the Fund and is not paid to any third party; the tax treatment of the Repurchase Fee from the Fund’s perspective has not been the subject of a published IRS ruling.

Increase in NAV per Share from Canceled Shares and Automatic Cancellation. The increase in NAV per Share resulting from the Automatic Cancellation of Shares associated with deceased Reference Lives is treated as unrealized appreciation which does not constitute a taxable event or constructive distribution to remaining shareholders. There is no vested right to any distribution unless the associated Reference Life attains the applicable age. The Automatic Cancellation credits no amount to, sets no amount apart for, and makes no amount available to any shareholder, and a shareholder’s ability to realize the increased value is subject to substantial limitations and restrictions. Accordingly, the Fund does not intend to treat the increase as income constructively received by any shareholder, and no income is expected to be recognized until an annual survival-contingent distribution occurs or another taxable disposition takes place..

The Fund believes this treatment is correct because a surviving shareholder has no current right to the increased value of its Shares. The Shares are not redeemable at the shareholder’s option, no secondary market exists, and value is realized only upon a permitted tender, a later annual survival-contingent distribution, or liquidation. In addition, the Automatic Cancellation transfers no cash or property to surviving shareholders. This treatment has not been addressed in published IRS guidance and is not free from doubt, and the IRS could assert a contrary position. See “Risk Factors— Tax Risk.”

Upon the death of a Reference Life on or after the Offering Close Date, the associated Shares (including those acquired via DRIP) are Automatically Canceled at $0.00. The estate of the deceased shareholder is expected to recognize no gain or loss on the cancellation because the estate will take a fair market value basis in the Shares, i.e., $0.00.

Where the shareholder and the Reference Life are the same person, Shares held by the shareholder at death generally are included in the shareholder’s gross estate at their fair market value on the date of death, and the income tax basis of those Shares in the hands of the person acquiring them from or through the decedent generally is adjusted to that fair market value under Section 1014 of the Code (a “step-up” or “step-down” in basis). Because a Share lapses to $0.00 by its terms upon the death of its Reference Life on or after the Offering Close Date, where the shareholder is also the Reference Life the date-of-death fair market value of such a Share, and the resulting basis under Section 1014, generally will be minimal. Where the shareholder and the Reference Life are different, the death of the Reference Life is not a death of the shareholder; in that case the Shares are Automatically Canceled or, during the Offering Period, remain eligible to be tendered, and no basis adjustment under Section 1014 arises by reason of the Reference Life’s death. Instead, the Automatic Cancellation of those Shares at $0.00 per Share upon the Reference Life’s death generally causes the shareholder to recognize a capital loss equal to the shareholder’s adjusted basis in those Shares, which generally will be a long-term capital loss if the Shares were held for more than one year and which is subject to the limitations on the deductibility of capital losses. If the shareholder later dies while holding Shares, the general rule described above applies to those Shares. The interaction of the Automatic Cancellation with the basis rules, the estate tax, and the fact that the shareholder need not be the Reference Life is complex; shareholders should consult their own tax advisers.

Tax Treatment of Erroneous Cancellation Reversal. If an Automatic Cancellation is reversed because the Reference Life was erroneously reported as deceased, the reinstated shareholder is expected to recognize income upon the reversal, which may be treated as ordinary income, at least to the extent of any loss the shareholder previously recognized on the cancellation. The shareholder’s basis in the reinstated Shares is expected to equal the amount the shareholder delivers to the Fund in connection with the reversal plus the amount recognized as income on the reversal.

Any catch-up annual survival-contingent distributions delivered to the shareholder upon reversal are expected to be included in the shareholder’s income, generally as ordinary income. The specific tax treatment depends on facts and circumstances and has not been addressed in published IRS guidance in the context of a survivorship-based investment company. Shareholders whose cancellation is reversed should consult their own tax advisers.

Medicare Contribution Tax. A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates, and trusts whose income exceeds applicable threshold amounts. Distributions from the Fund and gain from the disposition of Shares may be included in net investment income for this purpose. Shareholders should consult their own tax advisers regarding the applicability of this tax.

Backup Withholding and FATCA. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and certain other amounts paid to any shareholder who fails to provide the Fund with a correct taxpayer identification number, who fails to make required certifications, or who has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax; any amount withheld may be credited against the shareholder’s federal income tax liability, provided the required information is timely furnished to the Internal Revenue Service.

Sections 1471 through 1474 of the Code, together with the U.S. Treasury Regulations and guidance issued under them (commonly referred to as “FATCA”), generally require the Fund to obtain information sufficient to determine the status of each shareholder under FATCA. If a shareholder fails to provide this information, or otherwise fails to comply with FATCA or an applicable intergovernmental agreement, the Fund may be required to withhold under FATCA a percentage of the ordinary dividends it pays to that shareholder. Each prospective investor should consult its own tax adviser regarding the application of FATCA and any related reporting requirements to the investor’s particular situation, including investments held through an intermediary.

State and Local Taxes. Shareholders may be subject to state and local taxes on distributions from the Fund and on gain from the disposition of Shares. State and local tax treatment may differ from federal treatment. Shareholders should consult their own tax advisers.

THE FOREGOING IS A GENERAL SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSIDERATIONS. IT IS NOT A SUBSTITUTE FOR INDIVIDUAL TAX ADVICE. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS REGARDING THE SPECIFIC FEDERAL, STATE, LOCAL, AND FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

DESCRIPTION OF SHARES

Capital Stock

General. The Fund is authorized to issue an unlimited number of Shares of beneficial interest, each with a $0.001 par value. The Fund offers a single class of Shares. The Fund has no other class or series of Shares, and no Share has any priority over any other Share as to the payment of distributions or the distribution of the Fund’s assets. All Shares have identical terms and identical rights, including the survivorship contingency described in this Prospectus. Differences in the amounts ultimately received by shareholders result solely from the operation of that contingency, which applies identically to every Share, and not from any difference in the rights or priority of the Shares. Shares, when issued in accordance with the Trust Agreement and the registration statement, will be fully paid and non-assessable by the Fund.

Distribution Rights. Shareholders are entitled to receive annual survival-contingent distributions from the applicable Distribution Sleeves after the associated Reference Life attains a distribution age. Shareholders are also entitled to receive RIC distributions of net investment income and net realized capital gains, as declared by the Board. The Fund does not intend to make periodic distributions of income other than as required to maintain RIC qualification.

Distribution Entitlement and Automatic Cancellation. The Automatic Cancellation and annual survival-contingent distribution entitlement are determined solely by the survivorship status of the Reference Life; when the Reference Life attains a distribution age, the right to that distribution vests and attaches to the Shares and is payable to the shareholder. During the Offering Period, Shares are not Automatically Canceled by reason of the Reference Life’s death and are eligible to be tendered under the Tender Offer Policy; from and after the Offering Close Date, all Shares associated with a deceased Reference Life are Automatically Canceled at $0.00 per Share, including any such Shares that remained outstanding through the Offering Close Date because they were not tendered or were not fully repurchased, and no amount is payable in respect of canceled Shares other than any annual survival-contingent distribution that has vested but not been paid. See “Distributions and Automatic Cancellations—Entitlement Upon Attaining a Distribution Age” for the full mechanics.

The Fund is designed for investors who invest in connection with their own lives: in the ordinary case, the shareholder is the Reference Life. Because investors commonly hold assets through revocable trusts, family entities, and spousal or family accounts, a Share may be held by a natural person or entity other than the Reference Life only where the holder has a Qualifying Connection to the Reference Life (described under “Investment Objectives and Policies—The Qualifying Connection.”) at the time of purchase, and the Fund will not accept a subscription from a purchaser who lacks a Qualifying Connection at the time of purchase. If the shareholder dies or ceases to exist while the Reference Life is still alive, the Shares are not canceled; they transfer to the shareholder’s successor pursuant to the Trust Agreement and applicable law, and the Reference Life designation does not change.

Voting Rights. Each Share is entitled to one vote on all matters submitted to shareholder vote. Shareholders vote together as a single class. There are no cumulative voting rights. The affirmative vote of a majority of the outstanding Shares is required to approve any matter requiring shareholder approval under the 1940 Act or the Trust Agreement, including approval of the Investment Management Agreement and changes to the Fund’s fundamental investment policies.

Liquidation Rights. Upon dissolution or liquidation of the Fund, shareholders are entitled to receive their pro rata Share of the Fund’s net assets remaining after payment of all liabilities. The Fund is designed to distribute substantially all of its assets through annual survival-contingent distributions. See “Investment Objectives and Policies—Fund Duration and Liquidation.”

Redemption and Cancellation. No shareholder Redemption Right. Shares are not redeemable at the option of the shareholder. Shareholders have no right to require the Fund to repurchase their Shares.

Tender Offer Policy. The Board may, in its sole discretion, cause the Fund to conduct tender offers for Shares pursuant to Section 23(c)(2) of the 1940 Act and Rule 13e-4 under the Securities Exchange Act of 1934. The Board has adopted the Tender Offer Policy pursuant to which the Fund intends to conduct tender offers no less frequently than annually during the Offering Period at NAV per Share less the 2.00% Repurchase Fee. Each tender offer is open to all shareholders, regardless of whether the shareholder’s Reference Life is living or deceased. The Tender Offer Policy is a Board-adopted policy and does not create any contractual right of any shareholder to tender Shares. The Tender Offer Policy terminates on the Offering Close Date. See “Tender Offer Policy” and “Risk Factors— Tender Offer Risk.”

Automatic Cancellation at $0.00. From and after the Offering Close Date, upon the death of a Reference Life, all Shares associated with that Reference Life are Automatically Canceled at $0.00 per Share and cease to exist by their terms. The Automatic Cancellation is a self-executing term of the Shares. Each Share exists, after the Offering Close Date, only while its associated Reference Life is living, and the cancellation occurs automatically upon the Reference Life’s death without any action by, payment by, or repurchase or redemption by the Fund. The Fund pays no consideration and acquires nothing upon an Automatic Cancellation; the Share simply lapses by its terms. The Automatic Cancellation also applies to Shares associated with Reference Lives who died during the Offering Period and whose Shares were not tendered, or were tendered but not fully repurchased, in any tender offer conducted before the Offering Close Date. No amount is paid to any person or entity upon Automatic Cancellation, other than vested and unpaid annual survival-contingent distributions. The Automatic Cancellation is an inherent structural term of the Shares and operates independently of any tender offer. In addition, if the Adviser determines, subject to the oversight of the Board, that a Qualifying Connection Breach (as described under “Investment Objectives and Policies—Qualifying Connection Breach; Consequence.”) has occurred, the associated Reference Life will be treated as having died and the Shares will be Automatically Canceled at $0.00 per Share. Such a determination is subject to the notice, response, and Board approval requirements described under “Investment Objectives and Policies—Reference Life,” and may be made at any time, including in connection with the comprehensive survivorship verification conducted before any annual survival-contingent distribution. Each investor agrees, in the subscription agreement and as a bargained-for term of the Shares, that the Shares are subject to Automatic Cancellation, as a condition of purchasing Shares. See “Investment Objective and Policies—Increase in NAV per Share from Canceled Shares” and “Distributions and Automatic Cancellations—Survivorship Verification.”

Transfer Restrictions. Shares may not be transferred, assigned, pledged, or otherwise disposed of to any person or entity, except in the following limited circumstances:

●	Transfer to the shareholder’s successor upon the death of the shareholder (where the Reference Life is still alive), subject to the Fund’s verification requirements and the terms of the Trust Agreement; and

●	Transfers approved by the Board in its sole discretion in extraordinary circumstances.

Any purported transfer that does not comply with these restrictions is void. Upon a permitted transfer, the successor holder steps into the rights and obligations of the original shareholder. The Reference Life designation does not change upon transfer of Shares.

No Preemptive or Conversion Rights. Shareholders have no preemptive rights to purchase additional Shares. Shares are not convertible into any other security of the Fund or any other entity.

No Liability to Further Calls or Assessments. Shares are fully paid and non-assessable when issued. Shareholders have no obligation to make any further payments to the Fund beyond the initial purchase price and applicable sales load.

Material Obligations Associated with Ownership. The most significant obligation associated with ownership of Shares is the Automatic Cancellation upon the death of the associated Reference Life from and after the Offering Close Date. Upon Automatic Cancellation, the shareholder’s entire interest in the Fund is canceled at $0.00 and lapses by its terms, without any repurchase or redemption by the Fund. This is not a contingent liability but a structural term of the Shares that reduces the shareholder’s interest to zero upon a specified event. Every investor must acknowledge this term in the subscription agreement before purchasing Shares. Every investor also acknowledges in the subscription agreement, and, for a purchase made through an investment advisory account, the investor’s financial professional acknowledges, that (i) if the associated Reference Life dies on or after the Offering Close Date and before attaining age 80, the Shares will be Automatically Canceled at $0.00 per Share and the investor will receive nothing in respect of them; (ii) no annual survival-contingent distribution is made before the associated Reference Life attains age 80; and (iii) whether cumulative annual survival-contingent distributions ever equal or exceed the price paid for the Shares depends on the associated Reference Life surviving substantially beyond age 80 and on the investment performance of the Fund, and is not assured at any age.

Each shareholder is also required to provide the Social Security number of the designated Reference Life, maintain current contact information with the Fund’s transfer agent, and promptly notify the transfer agent of the death of a Reference Life.

Dividend Reinvestment Plan. The Fund offers a DRIP pursuant to which RIC distributions are automatically reinvested in additional Shares at NAV, unless a shareholder elects to receive cash. A shareholder may elect cash by notifying the Fund’s transfer agent in writing; that election will be effective for distributions declared after the transfer agent receives the notice.

Additional Shares acquired through the DRIP are associated with the same Reference Life as the shareholder’s original Shares and are subject to the same Automatic Cancellation and annual survival-contingent distribution provisions. The DRIP does not charge brokerage commissions or reinvestment fees. Shareholders participating in the DRIP will be treated for tax purposes as having received a taxable distribution equal to the NAV of the additional Shares received. See “Distributions and Federal Income Tax Matters—RIC Distributions and the Dividend Reinvestment Plan.”

Shareholders participating in the DRIP should understand that they will be taxed on RIC distributions in the year reinvested. All Shares acquired through the DRIP remain fully subject to the Automatic Cancellation mechanism.

Anti-Takeover Provisions. The Trust Agreement includes provisions that could limit the ability of other entities or persons to acquire control of the Fund, cause the Fund to engage in certain transactions, or modify the Fund’s structure. These provisions include:

●	A Trustee may be removed at any meeting of Fund shareholders by a vote of the Fund shareholders owning at least two-thirds (66 2/3%) of the Fund’s outstanding Shares;

●	The Fund may not be converted from a closed-end to an open-end investment company without the approval of at least 75% of the outstanding Shares; and

●	The Trust Agreement may not be amended to modify the survivorship mechanism, the Automatic Cancellation, or the annual survival-contingent distribution structure without the approval of at least 75% of the outstanding Shares.

These provisions are designed to protect the integrity of the Fund’s survivorship structure and to prevent changes that could adversely affect remaining shareholders. However, they may also have the effect of depriving shareholders of an opportunity to sell their Shares at a premium to NAV or of limiting shareholders’ ability to effect changes in Fund management or policies.

Governing Law

The Trust Agreement is governed by the laws of the State of Delaware, without regard to conflicts of law principles. To the extent that Delaware law or any provision of the Trust Agreement conflicts with the 1940 Act, the 1940 Act shall control.

Long-Term Debt

The Fund has not issued and does not intend to issue any long-term debt securities. The Fund does not employ leverage.

Other Securities

Not applicable. The Fund has not issued and does not intend to issue any securities other than Shares of beneficial interest.

Outstanding Securities

The following provides information about the Shares as of [___], 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	Unlimited	[___]	[___]

LEGAL PROCEEDINGS

There are no material legal proceedings pending or, to the knowledge of the Fund, contemplated against the Fund, the Adviser, or the Distributor.

ADDITIONAL INFORMATION

Registration Statement. This Prospectus and the Statement of Additional Information do not contain all of the information set forth in the registration statement that the Fund has filed with the Commission on Form N-2 under the Securities Act of 1933 and the 1940 Act. The registration statement, including the exhibits filed as part of it, contains additional information about the Fund and the Shares.

The registration statement, the exhibits, the Statement of Additional Information, and other information regarding the Fund are available on the EDGAR database on the Commission’s website at http://www.sec.gov. Statements contained in this Prospectus concerning the contents of any contract or other document are summaries; each such statement is qualified in all respects by reference to the copy of the contract or document filed as an exhibit to the registration statement.

LONGEVITYFP US EQUITY LARGE-CAP 500
INDEX FUND (1960)

Common Shares

Prospectus

[Date]

All dealers that effect transactions in Common Shares, whether or not participating in this offering, may be required to deliver a Prospectus.

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information

Dated August 14, 2026

STATEMENT OF ADDITIONAL INFORMATION

LongevityFP US Equity Large-Cap 500 Index Fund (1960)

[___], 2026

13911 Ridgedale Drive
Suite 485
Minnetonka, MN 55305

This Statement of Additional Information (“SAI”) describes LongevityFP US Equity Large-Cap 500 Index Fund (1960) (the “Fund”). This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated [___], 2026, as it may be further amended or supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus. The Prospectus, annual and semi-annual reports to shareholders, and other information about the Fund are available without charge by calling [___] (toll-free number) or by visiting [___]. You may also obtain a copy of the Prospectus on the SEC’s website (http://www.sec.gov).

LONGEVITY FINANCIAL ADVISORS, LLC’S PRIVACY NOTICE

This notice is provided jointly by LongevityFP US Equity Large-Cap 500 Index Fund (1960) (the “Fund”) and Longevity Financial Advisors, LLC (the “Adviser”), which are referred to together as “we” and “us.” In this notice, “you” means a shareholder or prospective shareholder of the Fund, and also a designated Reference Life who provides personal information to us in connection with an investment in the Fund, whether or not that person invests.

Information we collect. We collect nonpublic personal information about you from the following sources:

•	information you give us on the subscription agreement and other forms, including name, address, telephone number, electronic mail address, date of birth, and Social Security number or taxpayer identification number;
•	information about your transactions with us, including your shares, your purchases, your distributions, and your account history;
•	information you or a designated Reference Life give us for survivorship verification, including the Reference Life’s full legal name, date of birth, Social Security number, and third-party reference contacts;
•	documentation of a shareholder’s Qualifying Connection to the associated Reference Life; and
•	information we obtain from government records, public records databases, third-party verification services, and consumer reporting agencies, which we use to confirm whether a Reference Life is living and to confirm a shareholder’s Qualifying Connection.

How we use this information. We use this information to open and service your account, to process the transactions you request, to conduct the survivorship verification and Qualifying Connection review described in the Prospectus, to determine and administer the Fund’s annual survival-contingent distributions, and to meet our legal and regulatory obligations.

Information we share. We do not sell nonpublic personal information about current or former shareholders or Reference Lives to anyone. We do not share it with our affiliates for marketing purposes, and we do not share it with anyone so that they may market their own products or services to you. We do not disclose nonpublic personal information about you except as permitted or required by law. In particular, we may disclose nonpublic personal information:

•	to nonaffiliated companies that perform services for the Fund, including the transfer agent, administrator, custodian, distributor, and the verification, public-records, and data services we engage from time to time, so that they can process transactions, service your account, and perform survivorship verification and Qualifying Connection review. We give these companies only the information they need for that purpose, and they are contractually required to keep it confidential and to use it only for that purpose;
•	with your consent or at your direction, including to the third-party reference contacts identified in the subscription agreement, for the purpose of confirming whether a Reference Life is living. A Reference Life may withdraw this consent as described in the subscription agreement; and
•	as otherwise permitted or required by law, including in response to a subpoena, court order, or request from a regulatory authority.

We may change the particular service providers we use, and may add service providers of the types described above, at any time.

Because we share nonpublic personal information only in these ways, you are not required to take any action to limit our sharing, and we do not offer an opt-out.

Former shareholders and canceled shares. If you close your account, if you cease to be a shareholder, or if shares associated with a Reference Life are Automatically Canceled, we will continue to follow the practices described in this notice with respect to information we collected about you.

How we protect your information. We restrict access to nonpublic personal information about you to those of our personnel and our service providers’ personnel who need that information to provide services to you. We maintain written policies and procedures addressing administrative, technical, and physical safeguards that comply with applicable federal standards for the protection of that information, and we maintain written procedures for responding to unauthorized access to it.

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How long we keep your information; where it is held. Records containing this information are maintained at the offices and on the systems of the Adviser. Because the Fund’s survivorship verification continues for as long as shares remain outstanding, which may be several decades, we retain information about Reference Lives for that period and thereafter as required by law. We dispose of that information in accordance with written procedures designed to protect against unauthorized access in connection with its disposal.

Changes to this notice. We may change this notice. If we do, we will provide you with a revised notice before we begin any new sharing that requires one.

Questions. If you have questions about this notice, contact the Adviser at 13911 Ridgedale Dr., Suite 485, Minnetonka, MN 55305, or at [___] (telephone) or [___] (electronic mail).

DESCRIPTION OF THE FUND

The LongevityFP US Equity Large-Cap 500 Index Fund (1960) (the “Fund”) is a newly formed Delaware statutory trust (also referred to herein as the “Trust”) organized on June 16, 2026, and registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). [Effective [___], 2026, the Fund’s name was changed from Milestone 1960 Fund Trust to LongevityFP US Equity Large-Cap 500 Index Fund.] The Fund intends to operate as a “tender offer fund,” which means that it is subject to the requirements of Rule 13e-4 under the Securities Exchange Act of 1934, as amended (the “1934 Act”). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Longevity Financial Advisors, LLC (the “Adviser”) serves as the Fund’s investment adviser.

ADDITIONAL INVESTMENT INFORMATION, RISKS, AND RESTRICTIONS

Investment Objectives and Strategies

The Fund’s investment objective is to provide shareholders with annual survival-contingent distributions to those whose Reference Lives reach ages 80 through 100. The Fund’s secondary investment objective is to seek to track the investment results (before fees and expenses) of the VettaFi US Equity Large-Cap 500 Index (the “Index”). The Fund is a non-diversified fund that pursues its investment objectives by allocating its assets across twenty-one Distribution Sleeves (each, a “Distribution Sleeve” and, collectively, the “Distribution Sleeves;” each a unit of account: an internal book-entry allocation of the Fund’s single commingled portfolio used to size and time one annual distribution, and not a separate portfolio, series, or securities account), each corresponding to one of the annual survival-contingent distributions. Each Distribution Sleeve seeks to replicate the total return of the Index by holding the equity securities of the Index constituents. Each Distribution Sleeve is held fully invested in the Index until its distribution year and is then sold down across that year, in approximately equal monthly amounts, into short-term money market instruments, so that the Distribution Sleeve is fully liquid to fund the annual distribution. The Fund will invest substantially all of its net proceeds in the equity securities of the Index constituents in accordance with fixed Distribution Sleeve allocation percentages specified in the Prospectus.

The Prospectus discusses the investment objectives of the Fund, as well as the principal investment strategies it employs to achieve its objectives and the principal investment risks associated with those strategies. Additional information about the strategies and other investment practices the Fund may employ and certain related risks of the Fund are described below. There can be no assurance that the Fund will achieve its investment objectives generally or with respect to any particular shareholder.

The Fund’s Survivorship Structure; Reference Lives

Each share of the Fund is associated with a natural person born in 1960 (a “Reference Life”). The Fund is designed for investors who invest in connection with their own lives: in the ordinary case, the shareholder is the Reference Life. Because investors commonly hold assets through revocable trusts, family entities, and spousal or family accounts, a share may be held by a natural person or entity other than the Reference Life only where such person or entity has a “Qualifying Connection” to the Reference Life — the family, personal, or economic relationships described in the Prospectus under “Investment Objectives and Policies—The Qualifying Connection.” The Qualifying Connection requirement exists to accommodate these ownership arrangements, not to enable investment positions in the life of an unrelated person, and the Fund will not accept a subscription from a purchaser who lacks a Qualifying Connection at the time of purchase.

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A shareholder’s Qualifying Connection representation is made in the subscription agreement. A “Qualifying Connection Breach” occurs only if (i) in the case of a representation that the shareholder is the Reference Life, or of a family or other relationship described in clause (ii) of the definition of “Qualifying Connection,” the representation was untrue when made; or (ii) in the case of a representation resting on a lawful and substantial economic interest in the continued life of the Reference Life, or on an entity’s beneficial or economic interest described in clause (iii) of that definition, the representation was untrue when made and was made with knowledge of its untruth or without a reasonable basis. No Qualifying Connection Breach occurs if a Qualifying Connection in fact existed at the time of purchase under any clause of the definition, regardless of the clause the shareholder represented.

Before a determination of a Qualifying Connection Breach becomes effective, the Fund will give the shareholder written notice describing the basis for the proposed determination and not less than 30 days to respond and to provide documentation, and the determination must be approved by the Board, including a majority of the Trustees who are not “interested persons” of the Fund within the meaning of the 1940 Act. Upon a Qualifying Connection Breach, the associated Reference Life is treated, for purposes of the Automatic Cancellation, as having died, and the associated shares are Automatically Canceled at $0.00 per share. That consequence operates as the same self-executing lapse of the shares described below, and is not a repurchase, redemption, forfeiture, or penalty. A determination may be made at any time, including in connection with the comprehensive survivorship verification conducted before any annual survival-contingent distribution, and may therefore occur many years after the shares were purchased.

The Fund is structured as a survivorship fund and operates on a survivorship basis. From and after the Offering Close Date, upon the death of a Reference Life the associated shares are canceled at $0.00 per share by their own terms (the “Automatic Cancellation”). The Automatic Cancellation is a self-executing lapse of the shares, not a repurchase or redemption by the Fund; the Fund pays no consideration and acquires nothing upon a cancellation. The economic value of the canceled shares remains in the Fund and is reallocated pro rata to the remaining shares associated with surviving Reference Lives, increasing net asset value per share. The Fund is not an insurance company, issues no contract of insurance, and undertakes no obligation to indemnify or to pay any amount to any shareholder.

The Fund verifies the survivorship of Reference Lives using the Social Security Administration’s Death Master File and other reliable evidence, on an ongoing basis and before each annual survival-contingent distribution. A Reference Life is considered alive unless and until a determination of death is made. If an Automatic Cancellation is shown within one year to have been erroneous, the shares are reinstated as if the cancellation had not occurred, with make-whole payment of any missed distributions.

Additional Investment Information and Risks

Equity Securities. The Fund invests principally in the equity securities that comprise the Index, which the Fund holds in each Distribution Sleeve to replicate the total return of the Index until that Sleeve’s distribution year. Equity securities are subject to market risk, and the value of the Fund’s portfolio holdings will fluctuate with the level of the Index and general market conditions. Short-Term Money Market Instruments. As each Distribution Sleeve is sold down in its distribution year, the Fund holds the proceeds in short-term money market instruments (which may include U.S. Treasury bills and other high-quality short-term instruments) so that the Sleeve is fully liquid to fund the corresponding annual survival-contingent distribution.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Fund’s investment adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.

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Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks or devices that are used to service the Fund’s operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.

Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. Although the Fund’s service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Fund and its shareholders could be negatively impacted as a result.

The rapid development and increasingly widespread use of AI Technologies (as discussed under “Artificial Intelligence Risk” herein) could increase the effectiveness of cyberattacks and exacerbate the risks.

Risks Relating to Fund’s RIC Status. Although the Fund intends to elect and qualify each year to be treated as a RIC under Subchapter M of the Code, no assurance can be given that the Fund will be able to qualify for and maintain RIC status. If the Fund qualifies as a RIC under the Code, the Fund generally will not be subject to corporate-level federal income taxes on its income and capital gains that are timely distributed (or deemed distributed) as dividends for U.S. federal income tax purposes to its shareholders. To qualify as a RIC under the Code and to be relieved of federal taxes on income and gains distributed as dividends for U.S. federal income tax purposes to the Fund’s shareholders, the Fund must, among other things, meet certain source-of-income, asset diversification and distribution requirements. The distribution requirement for a RIC is satisfied if the Fund distributes dividends each tax year for U.S. federal income tax purposes of an amount generally at least equal to 90% of the sum of its net ordinary income and net short-term capital gains in excess of net long-term capital losses, if any, to the Fund’s shareholders.

Artificial Intelligence Risk. The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of the Fund’s investments, or the services provided to the Fund by its service providers. For example, issuers in which the Fund invests and/or service providers to the Fund (including, without limitation, the Fund’s investment adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.

To the extent the Fund invests in companies that are involved in various aspects of AI Technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

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Actual usage of AI Technologies by the Fund’s service providers and issuers in which the Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund.

Natural Disaster/Epidemic Risk. Natural or environmental disasters such as earthquakes, wildfires, floods, hurricanes, tsunamis, other severe weather-related phenomena, and widespread disease including pandemics and epidemics, can be highly disruptive to economies and markets, sometimes severely so, and can adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

The spread of the human coronavirus disease beginning in 2019 (COVID-19) is an example. In the first quarter of 2020, the World Health Organization (WHO) recognized COVID-19 as a global pandemic and both the WHO and the U.S. declared the outbreak a public health emergency. The subsequent spread of COVID-19 resulted in, among other significant adverse economic impacts, instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, employee layoffs and general lack of employee availability, lower consumer demand, and defaults and credit downgrades, all of which contributed to disruption of global economic activity across many industries and exacerbated other pre-existing political, social and economic risks domestically and globally. Although the WHO and the U.S. ended their declarations of COVID-19 as a global health emergency in May 2023, the full economic impact at the macro-level and on individual businesses, as well as the potential for a future reoccurrence of COVID or the occurrence of a similar epidemic or pandemic, are unpredictable and could result in significant and prolonged adverse impact on economies and financial markets in specific countries and worldwide and thereby negatively affect the Fund’s performance.

Litigation Risk. From time to time, the Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects the Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by the Fund or adversely affect the value of the Fund’s shares.

Portfolio Turnover. Purchases and sales of portfolio investments will be made as the Fund seeks to achieve its investment objectives, including replicating its portfolio with the composition of the Index and affect distributions. The Fund’s portfolio turnover rate will be influenced by changes to the composition of the Index. Higher portfolio turnover rates can lead to increased portfolio transaction costs for the Fund and may result in higher taxes when Fund shares are held in a taxable account.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities with maturities of one year or less at the time of acquisition are excluded. A 100% portfolio turnover rate would occur, for example, if all of the Fund’s securities (other than short-term money market securities) were replaced once during the fiscal year. Based on the Fund’s anticipated portfolio of investments that seek to correlate with the composition the Index, the Fund does not anticipate having a material portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

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Fundamental Investment Restrictions of the Fund

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of the Fund.

Except as permitted by the applicable securities laws, rules and regulations (as such laws, rules, or regulations are amended or interpreted from time to time), or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief, the Fund:

(1)	may not issue senior securities;

(2)	may not borrow money;

(3)	may not act as an underwriter of another issuer’s securities;

(4)	may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments;

(5)	may not make loans;

(6)	may not purchase or sell physical commodities; and

(7)	may not invest 25% or more of its total assets in securities of issuers in any one industry or group of related industries, except to the extent that the index the Fund seeks to replicate concentrates in an industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Where applicable, the foregoing investment restrictions shall be interpreted based on the applicable rules, regulations and pronouncements of the U.S. Securities and Exchange Commission (the “Commission”) and its staff.

Non-Fundamental Investment Restrictions of the Fund

Non-fundamental restrictions may be changed for the Fund by the Board without shareholder approval. The Fund will provide 60 days’ written notice to its shareholders prior to any change to the below non-fundamental investment restrictions, as required by applicable securities laws, rules and regulations.

1.	The Fund may not change the use of proceed allocations to the Distribution Sleeves.

2.	The Fund may not change the annual distribution schedule.

3.	The Fund, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization U.S. companies. The Fund’s 80% investment policy applies at the time of investment and is subject to periodic evaluation thereafter. To the extent the Fund’s 80% investment policy is no longer met at the time of a period evaluation and cannot be rectified within a certain time period prescribed by applicable securities laws, rules and regulations, the Fund may be required to sell an investment.

It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund’s policies that are a result of application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the Commission currently in existence or promulgated in the future, or changes to such laws.

MANAGEMENT OF THE FUND

Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees (the “Board,” and each of the trustees on the board, a “Trustee”) and the Fund’s officers appointed by the Board. The Board is currently composed of three Trustees, two of whom are not “interested persons” of the Fund, as that term is defined in the 1940 Act (collectively, the “Independent Trustees” and each, an “Independent Trustee”). The Trustees have the authority to take all actions that they consider necessary or appropriate in connection with oversight of the Fund, including, among other things, approving the investment objectives, investment policies and fundamental investment restrictions for the Fund. The Fund has entered into agreements with various service providers, including the Fund’s investment advisers, administrator, transfer agent, distributor and custodians, to conduct the day-to-day operations of the Fund. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Fund, and exercising general oversight of these arrangements on an ongoing basis.

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The tables below list the Trustees and the executive officers of the Fund and their principal occupations, other directorships held by the trustees and their affiliations, if any, with the Adviser or its affiliates. The “Fund Complex” includes each of the investment companies advised by the Adviser as of [___]. The principal business address of each Trustee and officer is 13911 Ridgedale Dr., Suite 485, Minnetonka, MN 55305.

Name and Date of Birth	Position(s) held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee*
Jon Sabes (DOB)	Interested Trustee	Since [___]	[___]	[1]	[___]
Independent Trustees
Walter White (DOB)	Independent Trustee, Chairman	Since [___]	[___]	[1]	[___]
Lee Smart (DOB)	Independent Trustee	Since [___]	[___]	[1]	[___]
*	Mr. Sabes is an Interested Trustee because he is an officer of Longevity Financial Advisors, LLC, the investment adviser to the Fund.

Name and Date of Birth	Position(s) held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Jon Sabes (DOB)	President and Principal Executive Officer	Since [___]	Founder of LongevityFP since [___].
Gregg Johnson (DOB)	Treasurer and Principal Financial Officer	Since [___]	Chief Operating Officer of Longevity Financial Advisors, LLC since [___].
Paul Chestovich (DOB)	Secretary	Since [___]	General Counsel of Longevity Financial Advisors, LLC since [___].
[___] (DOB)	Chief Compliance Officer	Since [___]	[___].

Trustee Qualifications

Jon Sabes [___]

Lee Smart [___]

Walter White [___]

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Board Leadership Structure

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular quarterly meetings, including in-person or virtual meetings, and holds special in-person or virtual meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. In addition to [___] regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established two standing committees – the Audit Committee and the Governance Committee (together, the “Committees”), to assist the Board in performing its oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chair. The Chair’s primary role is to preside at meetings of the Board and act as a liaison with the Adviser and other service providers, officers, attorneys, and other Trustees between meetings. The Chair also participates in the preparation of the agenda for the meetings of the Board, is active with mutual fund industry organizations, and may perform such other functions as may be requested by the Board from time to time. Except for any duties specified pursuant to the Fund’s Declaration of Trust or By-laws, the designation of Chair does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Board believes that its leadership structure, including having an Independent Trustee as Chair, allows for effective communication between the Trustees and management, among the Trustees and among the Independent Trustees. The existing Board structure, including its Committee structure, provides the Independent Trustees with effective control over Board governance while also allowing them to receive and benefit from insight from the interested Trustee who is an active officer of the Fund’s investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes allows for the proper consideration of matters deemed important to the Fund and its shareholders and results in effective decision-making.

Committee Structure

The members of the Audit Committee are Messrs. Smart and White (Chair). The Audit Committee performs a number of functions with respect to the oversight of the Fund’s accounting and financial reporting, including: (i) assisting the Board with its oversight of the qualifications, independence and performance of the independent registered public accountants; (ii) selecting independent registered public accountants for the Fund; (iii) to the extent required, pre-approving certain audit and permissible non-audit services; (iv) overseeing the financial reporting process for the Fund; (v) assisting the Board with its oversight of the integrity of the Fund’s financial statements and compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; (vi) pre-approving engagements for non-audit services to be provided by the Fund’s independent auditors to the Fund’s investment adviser or to any of its affiliates; and (vii) overseeing the performance of the fair valuation determinations by the Adviser. Because the Fund has not yet commenced operations, the Audit Committee has not yet met or taken any action with respect to the Fund as of the date of this SAI.

The members of the Governance Committee are Messrs. Smart (Chair) and White. The Governance Committee performs a number of functions with respect to governance, including: (i) nominating persons to serve as Independent Trustees and as members of each Committee, and nominating the Chair of the Board and the Chair of each committee; (ii) reviewing and making recommendations to the full Board regarding the size and composition of the Board and the compensation payable to the Independent Trustees; (iii) overseeing the annual evaluation of the performance of the Board and its Committees; (iv) considering and overseeing the selection of independent legal counsel to the Independent Trustees; (v) considering and overseeing the selection and engagement of an Officer if and as they deem appropriate, including compensation and scope of services, and recommending all such matters to the Board or the independent trustees as appropriate; (vi) reviewing administrative and/or logistical matters pertaining to the operations of the Board; and (vii) reviewing annually recommendations from the Adviser regarding amounts and coverage of primary and excess directors and officers/errors and omissions liability insurance and allocation of premiums. Because the Fund has not yet commenced operations, the Governance Committee has not yet met or taken any action with respect to the Fund as of the date of this SAI.

When the Board has or expects to have a vacancy, the Governance Committee receives and reviews information on individuals qualified to be recommended to the full Board as nominees for election as Trustees. The Governance Committee considers candidates identified by members of the Governance Committee, the full Board and management, as well as any recommendations by shareholders (as described below), as part of this process.

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At times, the Governance Committee may use a third-party search firm to assist with the identification of qualified candidates.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such submitting shareholder provides the information required by, and otherwise complies with the applicable provisions of, the Fund’s governing instruments and the charters governing the membership, duties, and operations of the Committees of the Board, (ii) that such submitting shareholder is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (iii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated.

While the Governance Committee believes that there are no specific minimum qualifications for a nominee to possess or any specific qualities or skills that are necessary, in considering a candidate’s qualifications, the Governance Committee may consider, among other things: (1) whether or not the person is an “interested person,” as defined in the 1940 Act, and is otherwise qualified under applicable laws and regulations to serve as a trustee of the Fund; (2) whether or not the person is willing to serve as, and willing and able to commit the time necessary for the performance of the duties of, a trustee; (3) whether the person can make a positive contribution to the Board and the Fund, with consideration being given to the person’s specific experience, education, qualifications and other skills in light of the Fund’s business and structure, and such other factors as the Governance Committee may consider relevant, including potential for diversity of skills, background, experience and perspective relative to other Trustees serving on the Board (or other nominees); and (4) whether the person is of good character and high integrity, and whether the person has other desirable personality traits, including independence, leadership and the ability to work with other Board members.

Under the Fund’s governing instruments, nominees must meet certain additional qualifications to qualify for nomination and service as a Trustee. Nominees may be disqualified if they engaged in disabling conduct outlined in the Fund’s Declaration of Trust. Nominees are also required to meet all applicable legal requirements relevant to service as a Trustee, including, but not limited to, provisions under the rules adopted by the principal listing exchange (if any) that the Fund’s shares trade on, the Securities Exchange Act of 1934, Regulation S-X and the 1940 Act. Nominees that are associated with other investment vehicles and investment advisers may not be eligible for nomination and service as a Trustee if the Board finds that such associations have conflicts of interest with the long-term best interests of the Fund, impede the ability of the nominee to perform, or impede the free-flow of information from management. Nominees that are acting in concert with control persons of other investment companies that are in violation of Section 12(d)(1) of the 1940 Act shall be disqualified from nomination and service as a Trustee. Nominees may also be requested to complete background screening and interviews with one or more of the current Trustees, and will be required to comply with the policies applicable to the Independent Trustees.

Notice procedures set forth in the Fund’s By-Laws require that any shareholder of the Fund desiring to nominate a candidate for election at a shareholder meeting must provide certain information about itself and the candidate, and must submit to the Fund’s Secretary the nomination in writing not later than the close of business on the later of the 90th day, nor earlier than the close of business on the 120th day, prior to the first anniversary of the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date or if the Fund has not previously held an annual meeting, notice by the Shareholder to be timely must be so delivered not earlier than the close of business on the 120th day prior to such annual meeting and not later than the close of business on the later of the 90th day prior to such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made by the Fund.

Risk Oversight

The Board considers risk management issues as part of its general oversight responsibilities throughout the year at its regular meetings and at regular meetings of its Committees. The Adviser prepares regular reports that address certain investment, valuation and compliance matters, and the Board, as a whole or the Committees, also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or an officer.

The Audit Committee assists the Board with its oversight of the Fund’s accounting and auditing process. The Audit Committee is responsible for selecting the Fund’s independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Fund’s financial reports and internal controls. The Audit Committee also oversees the Adviser’s process for valuing the Fund’s portfolio investments and receives reports from management regarding its process and the valuation of the Fund’s portfolio investments as consistent with the valuation policy approved by the Board and related procedures.

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The Governance Committee monitors the composition of the Board and each of its Committees and monitors the qualifications of the Trustees to ensure adherence to certain governance undertakings applicable to the Fund. In addition, the Governance Committee oversees an annual self-assessment of the Board and its committees and addresses governance risks for the Fund.

Trustee Ownership of the Fund

The following table shows the dollar range of equity securities owned by the Trustees in the Fund and in other investment companies overseen by the Trustee within the same family of investment companies as of [___]. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities which appears below is based on statements furnished to the Fund by its Trustees and executive officers.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Jon Sabes	[___]	[___]
Independent Trustees
Lee Smart	[___]	[___]
Walter White	[___]	[___]

As of [___], none of the Independent Trustees or their family members beneficially owned any class of securities of the Adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the principal underwriter of the Fund.

Compensation of Trustees

Officers of the Trust and Trustees who are interested persons of the Trust or the Adviser will receive no salary or fees from the Trust. The Independent Trustees receive a flat rate of $5,000 annually. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.

The following table sets forth for each Trustee entitled to receive compensation, the estimated compensation to be received from the Fund during its initial fiscal year ending [___], and the total compensation received from the Fund Complex for which the Adviser served as investment adviser during the year ended [___].

Name	Estimated Aggregate Compensation from the Fund*	Total Compensation from Fund and Fund Complex
Lee Smart	[___]	[___]
Walter White	[___]	[___]
*	Proposed on the estimated aggregate compensation to be earned on the Independent Trustees for the period ending [___], representing the Fund’s first fiscal year, for services to the Fund.

Codes of Ethics

The Fund, the Adviser, and the Distributor have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. Each code of ethics permits the personnel of these entities to invest in securities under some circumstances, including securities that the Fund may purchase or hold. Each code of ethics is available on the EDGAR database of the Commission’s website at www.sec.gov. In addition, copies of each code of ethics may be obtained, after mailing the appropriate duplicating fee, by e-mail request to publicinfo@sec.gov.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or is known by the Fund to own of record or beneficially 5% or more of any class of the Fund’s outstanding equity securities. A control person is one who owns beneficially, either directly or through controlled companies, more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.

As of the date of this SAI, Longevity Financial Advisors, LLC owned of record and beneficially [___]% of the outstanding shares of the Fund.

As of the date of this SAI, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Longevity Financial Advisors, LLC is the Adviser of the Fund. The Adviser was organized as a Delaware limited liability company on October 7, 2025. The Adviser is wholly owned by LongevityFP, LLC, which is wholly owned and controlled by Jon Sabes.

Longevity Financial Advisors, LLC serves as the Adviser of the Fund under an Investment Management Agreement (the “Management Agreement”). Under the general oversight of the Board, the Adviser is responsible for carrying out the Fund’s investment objectives and for the overall management and administration of the Fund’s business and affairs. The Adviser designed the Fund’s survivorship structure, including the twenty-one Distribution Sleeves, the allocation percentages set forth under “Use of Proceeds,” and the schedule of ages at which the annual survival-contingent distributions are paid. The allocation percentages and age schedule are fixed and may not be changed by the Adviser. The Adviser maintains this structure over the life of the Fund and administers the Distribution Sleeves as units of account on the Fund’s books. The Adviser is responsible for the oversight of all aspects of the Fund’s regulatory filings, audited financial statements, and communications to shareholders. The Adviser also markets the Fund to investors and financial advisers.

The Adviser seeks to have the Fund’s portfolio replicate the composition of the Index and executes the sell-down of each Distribution Sleeve in accordance with fixed, predetermined rules. The Adviser does not exercise discretion over the securities included in the Index or over which Reference Lives receive distributions.

The Adviser administers the features that are specific to the Fund’s survivorship structure. The Adviser performs, or supervises the performance of, the verification of the survivorship status of the Reference Lives, both on an ongoing basis and in the comprehensive verification conducted before each annual survival-contingent distribution. The Adviser may retain one or more third parties to perform or assist in that verification, and remains responsible for it. The Adviser directs the transfer agent to effect Automatic Cancellations, and to reverse any Automatic Cancellation the Adviser determines was made in error. The Adviser reviews each subscriber’s Qualifying Connection and makes any determination that a Qualifying Connection Breach has occurred, in each case subject to the oversight of the Board and, in the case of a Qualifying Connection Breach determination, to Board approval as described under “The Fund’s Survivorship Structure; Reference Lives.” The Adviser also determines the amount and timing of each annual survival-contingent distribution from the corresponding Distribution Sleeve, and administers those distributions and the Dividend Reinvestment Plan.

The Adviser will serve as the Fund’s valuation designee under Rule 2a-5 under the 1940 Act. In that capacity, and subject to Board oversight, the Adviser is responsible for determining the fair value of any Fund investment for which market quotations are not readily available. The Fund’s portfolio consists of publicly traded equity securities and short-term money market instruments, for which market quotations are generally readily available, and the Fund’s administrator provides pricing information to the Adviser.

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The Adviser selects and oversees the Fund’s other service providers, including the administrator, transfer agent, custodian, and distributor, and compensates the administrator, transfer agent, and custodian for their services. The Adviser maintains the Fund’s registration statement and the Fund’s other regulatory filings, provides the officers who serve the Fund, and reports to the Board on the operation of the Fund and on the Fund’s compliance program adopted under Rule 38a-1 under the 1940 Act. The Adviser pays the Fund’s organizational expenses, subject to repayment by the Fund, and has contractually agreed to limit the Fund’s expenses as described under “Expense Limitation Agreement.” In addition, pursuant to the terms of the Investment Management Agreement, subject to the general supervision of the Board, the Adviser provides or causes to be furnished all supervisory, administrative, custodial and other services reasonably necessary for the operation of the Fund.

Pursuant to the Management Agreement, the Adviser receives a management fee (the “Management Fee”) under a three-segment lifecycle structure based on the Fund’s average daily net assets, accrued daily and payable monthly: 1.00% during the Offering Period; 0.25% during the Pre-Distribution Period (from the Offering Close Date through December 31, 2039); and 0.50% during the Distribution Period (beginning January 1, 2040 and continuing until the Fund winds down). The Management Fee is paid by the Fund to the Adviser. The Management Agreement has an initial term of two years from its effective date and continues in effect with respect to the Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of the Fund. The Management Agreement may nevertheless be terminated at any time without penalty, on 60 days’ written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of the Fund, or by the Adviser. The Management Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

Expense Limitation Agreement. The Adviser has contractually agreed to limit Management Fees and Other Expenses (excluding acquired fund fees and expenses, taxes, brokerage commissions, and extraordinary expenses) to 1.75% of the Fund’s average daily net assets for a period of three years from the date of the Prospectus. Only the Board may terminate the expense limitation. For a three-year period following the commencement of Fund operations, the Adviser may recoup amounts waived or reimbursed to the extent the recoupment does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment.

Under the terms of the Management Agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by the Fund unless such losses or damages are attributable to willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties and, the Fund indemnifies the Adviser and its affiliates against losses that do not result from that conduct.

The Adviser may in the future seek exemptive relief from the Commission that would permit the Adviser, subject to Board approval and the conditions of the relief, to enter into and materially amend sub-advisory agreements, and to retain and replace sub-advisers, without obtaining shareholder approval (so-called “manager of managers” relief). There can be no assurance that such relief will be sought or obtained.

Portfolio Manager

Jon Sabes is primarily responsible for the day-to-day management of the Fund’s portfolio. The following tables set forth certain additional information with respect to Mr. Sabes. The information is as of [___].

Other Accounts Managed by the Portfolio Manager. Information regarding the other accounts managed by the portfolio manager as of [___], is set forth below:

Portfolio Manager	Type of Account Managed	Number of Accounts	Total Assets
All Accounts
Jon Sabes	Registered Investment Company	[___]	$[___]
	Other Pooled Investment Vehicles		$[___]
	Other Accounts		$[___]
Accounts with Performance-Based Advisory Fee
Jon Sabes	Registered Investment Company	[___]	$[___]
	Other Pooled Investment Vehicles	[___]	$[___]
	Other Accounts	[___]	$[___]

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Potential Conflicts of Interest. The portfolio manager may also be responsible for managing other accounts in addition to the Fund, including other accounts of the Adviser or its affiliates. Other accounts may include, without limitation, other investment companies registered under the 1940 Act, unregistered investment companies that rely on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, separately managed accounts, foreign investment companies and accounts or investments owned by the Adviser or its affiliates or the portfolio manager. Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between the portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar or different investment objectives or strategies as the Fund, or otherwise hold, purchase or sell securities or other assets or instruments that are eligible to be held, purchased or sold by the Fund, or may take positions that are opposite in direction from those taken by the Fund.

As a fiduciary, the Adviser owes a duty of loyalty to its clients and must treat each client fairly. The Adviser and the Fund have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the accounts as might be the case if he or she were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Investment Opportunities. Conflicts of interest arise as a result of the Adviser’s or its affiliates’ management of a number of accounts with similar or different investment strategies. When the Adviser or its affiliates purchase or sell securities or other assets or instruments for more than one account, the trades must be allocated in a manner consistent with their fiduciary duties. The Adviser and its affiliates attempt to allocate investments in a fair and equitable manner over time among client accounts, with no account receiving preferential treatment over time. To this end, the Adviser and its affiliates have adopted policies and procedures that are intended to provide the Adviser and its affiliates with flexibility to allocate investments in a manner that is consistent with their fiduciary duties. There is no guarantee, however, that the policies and procedures adopted by the Adviser and its affiliates will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

An investment opportunity may be suitable for both the Fund and other accounts, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple accounts, the opportunity may be allocated among these several accounts; as a result of these allocations, there may be instances in which the Fund will not participate in a transaction that is allocated among other accounts or the Fund may not be allocated the full amount of an investment opportunity. Whenever decisions are made to buy or sell securities or other assets or instruments by the Fund and one or more of the other accounts simultaneously, the Adviser and its affiliates may aggregate the purchases and sales of the securities or other assets or instruments. The Adviser and its affiliates will not necessarily purchase or sell the same securities or other assets or instruments at the same time, in the same direction or in the same proportionate amounts for all eligible accounts. As a result, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account.

As a result of regulations governing the ability of certain clients of the Adviser and its affiliates to invest side-by-side, it is possible that the Fund may not be permitted to participate in an investment opportunity at the same time as another fund or another account managed by the Adviser or its affiliates. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. The decision as to which accounts may participate in any particular investment opportunity will take into account applicable law and the suitability of the investment opportunity for, and the strategy of, the applicable accounts.

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Conflicts of Interest Among Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he or she exercises investment responsibility, or may decide that certain of the accounts should take differing positions with respect to a particular security or other asset or instrument. In these cases, the portfolio manager may place separate transactions for one or more accounts, which may affect the market price of the security or other asset or instrument or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts. Similarly, the Adviser or its affiliates may take positions in accounts or investments owned by them that are different from those taken by one or more client accounts.

Conflicts may also arise in cases when accounts invest in different parts of an issuer’s capital structure, including circumstances in which one or more accounts own private securities or obligations of an issuer and other accounts may own public securities of the same issuer. Actions by investors in one part of the capital structure could disadvantage investors in another part of the capital structure. In addition, purchases or sales of the same investment may be made for two or more accounts on the same date. There can be no assurance that an account will not receive less (or more) of a certain investment than it would otherwise receive if this conflict of interest among accounts did not exist. In effecting transactions, it may not be possible, or consistent with the investment objectives of accounts, to purchase or sell securities or other assets or instruments at the same time or at the same prices.

Selection of Service Providers. The Adviser or its affiliates may be able to select or influence the selection of service providers to clients, including the brokers and dealers that are used to execute securities or other transactions for the accounts that they supervise. In addition to executing trades, some brokers and dealers may provide the Adviser or its affiliates with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain accounts than to others. In addition, the Adviser or its affiliates have received and may receive loans or other services from service providers to clients. Although such services are negotiated at arm’s length, they pose conflicts of interest to the Adviser or its affiliates in selecting such service providers.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of accounts that provide greater overall returns to the Adviser and its affiliates.

Broad and Wide-Ranging Activities. The Adviser and its related parties engage in a broad spectrum of activities and may expand the range of services that they provide over time. The Adviser and its related parties will generally not be restricted in the scope of their business or in the performance of any such services (whether now offered or undertaken in the future), even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. In the ordinary course of their business activities, including activities with third-party service providers, lenders and/or counterparties, the Adviser and its related parties may engage in activities where the interests of the Adviser and its related parties or the interests of their clients conflict with the interests of the shareholders of the Fund.

Valuation Process. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Variation in Compensation. A conflict of interest arises where the financial or other benefits available to the Adviser differ among the accounts that it manages. The structure of the Adviser’s management fee differs among accounts (such as where certain accounts pay higher management fees or a performance or incentive fee), which means the Adviser might be motivated to help certain accounts over others. In addition, a portfolio manager or the Adviser might be motivated to favor accounts in which such portfolio manager has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the Adviser’s performance record or to derive other rewards, financial or otherwise, could influence the Adviser to lend preferential treatment to those accounts that could most significantly benefit the Adviser.

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Investments by Adviser or Related Entities. The Adviser or a related entity may invest in entities that may provide financial or other services for the Fund.

Portfolio Manager Compensation. Mr. Sabes is not paid a salary to manage the Fund. There are no bonuses, deferred compensation or retirement plans associated with Mr. Sabes’ service to the Fund.

Portfolio Manager Securities Ownership. The following table shows the amount of the Fund’s equity securities beneficially owned by the portfolio manager as of [___].

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Jon Sabes	None

Principal Underwriter

[___], located at [___] (the “Distributor”), is the principal underwriter and distributor of shares of the Fund. The Distributor acts as the distributor of shares for the Fund on a best efforts basis, subject to various conditions, pursuant to the terms of the Distributor’s contract with the Fund. The Distributor is not obligated to sell any specific amount of shares of the Fund. The Distributor will also act as agent for the Fund in connection with repurchases of shares.

Other Service Providers

Administrator. The Fund has entered into a fund accounting and administration agreement with [___] (the “Administrator”), located at [___]. The Administrator performs the following services for the Fund: (i) procures on behalf of the Fund, and coordinates with the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation of and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Fund, arranges for the filing of such registration statements and other documents with the Commission and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Fund for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent/Dividend Disbursing Agent. [___], located at [___], is the transfer agent for the Fund (the “Transfer Agent”) and also serves as the dividend disbursing agent for the Fund.

Custodian. [___], located at [___], serves as the custodian for the Fund. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to portfolio securities of the Fund. The Custodian also maintains certain accounts and records of the Fund.

[The Adviser compensates the Administrator, Transfer Agent and the Custodian for their services. The Transfer Agent, Administrator and Custodian act in similar capacities with respect to other funds managed by the Adviser. The Adviser pays fees to the Distributor as compensation for the services it renders.]

Independent Registered Public Accounting Firm. [___], located at [___], serves as the Fund’s independent registered public accounting firm. They audit the Fund’s financial statements and perform other related audit services.

Counsel. Stradley Ronon Stevens & Young, LLP, located at 100 Park Avenue, Suite 2000, New York, New York 10017, is counsel to the Fund.

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PURCHASE, REPURCHASE AND CANCELLATION OF SHARES

The Fund currently offers one class of shares. The Declaration of Trust authorizes the issuance of an unlimited number of shares. The Trustees of the Fund have authority under the Declaration of Trust to create and classify shares into separate series and to classify and reclassify any series of shares into one or more classes without further action by shareholders. The Trustees of the Fund may designate additional series and classes in the future from time to time.

The minimum investment in the Fund is $5,000 and the maximum investment is $100,000, applied both per investor and in the aggregate for all shares associated with any single Reference Life. The Fund will not accept a subscription to the extent it would cause either limit to be exceeded. In addition, each investor represents in the subscription agreement that the aggregate purchase price of all shares purchased by the investor does not exceed 5% of the investor’s liquid net worth. For this purpose, liquid net worth means the investor’s net worth excluding the value of the investor’s primary residence, home furnishings, and automobiles. The Fund may decline any subscription in reliance on this representation. This representation is a condition to purchase; it does not affect the shares once issued, and an inaccurate representation does not cause an Automatic Cancellation.

Every investor acknowledges in the subscription agreement, and, for a purchase made through an investment advisory account, the investor’s financial professional acknowledges, that (i) if the associated Reference Life dies on or after the Offering Close Date and before attaining age 80, the shares will be Automatically Canceled at $0.00 per share and the investor will receive nothing in respect of them; (ii) no annual survival-contingent distribution is made before the associated Reference Life attains age 80; and (iii) whether cumulative annual survival-contingent distributions ever equal or exceed the price paid for the shares depends on the associated Reference Life surviving substantially beyond age 80 and on the investment performance of the Fund, and is not assured at any age. Every investor also agrees to the Automatic Cancellation as a bargained-for term of the shares.

Shares are offered on a continuous basis during the Offering Period at an initial price of $10.00 per share, and thereafter at the current net asset value per share at each closing, plus a 7.00% front-end sales load. The sales load is waived in full for purchases through fee-based registered investment adviser accounts. See the Prospectus under “Plan of Distribution.”

Shares are not redeemable at the option of the shareholder. During the Offering Period only, and pursuant to a Tender Offer Policy adopted by the Board, the Fund expects to conduct periodic tender offers under which a shareholder may tender shares to the Fund at the net asset value per share less a 2.00% repurchase fee (the “Repurchase Fee”). The Tender Offer Policy is a policy of the Board, may be modified, suspended, or terminated by the Board at any time, and does not create a contractual right of any shareholder to tender shares. Any repurchases will be conducted in accordance with Section 23(c) of the 1940 Act and Rule 13e-4 under the Securities Exchange Act of 1934, as applicable. See the Prospectus under “Tender Offer Policy.”

From and after the Offering Close Date, upon the death of a Reference Life the associated shares are subject to Automatic Cancellation at $0.00 per share by their own terms, as described in the Prospectus and under “The Fund’s Survivorship Structure; Reference Lives” above. The Automatic Cancellation is not a purchase, redemption, or repurchase of shares by the Fund. The same Automatic Cancellation applies upon a Qualifying Connection Breach, in which case the associated Reference Life is treated as having died. See “The Fund’s Survivorship Structure; Reference Lives.”

After the Offering Close Date, annual survival-contingent distributions are paid in cash unless the shareholder has elected to participate in the Fund’s Dividend Reinvestment Plan, described in the Prospectus. Reinvestment, where available, occurs at the then-current net asset value per share and does not change the Reference Life associated with the shares.

The shares will be issued with a par value of $0.001 per share. All shares of the Fund outstanding on the Fund’s liquidation date have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The shares will, when issued, be fully paid and non-assessable by the Fund and will have no preemptive or conversion rights to cumulative voting.

Unlike a traditional investment company with perpetual existence, the Fund is designed to distribute substantially all of its assets through the twenty-one annual survival-contingent distributions, the last of which is scheduled to occur within 90 days following December 31, 2060 (the year the Reference Life group attains age 100). The Board may determine to wind down the Fund earlier and distribute its remaining assets pro rata to surviving Reference Life shareholders if surviving Reference Lives fall below 5% of the original group as of the Offering Close Date (a “Terminal Wind-Down”). The “Fund Liquidation Date” is the earlier of (i) the date of the last distribution, or (ii) the date the Fund completes a Terminal Wind-Down. If no Reference Life is living on a distribution date, that distribution is paid to the shareholders who received the immediately preceding distribution (or their estates), pro rata. See the Prospectus under “Investment Objectives and Policies.”

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The shares are designed primarily for long-term investors, and investors in the shares should not view the Fund as a vehicle for short-term trading purposes.

The Fund reserves the right to reject any purchase order application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund does not accept postdated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. Shares are not permitted to be transferred to any person or entity other than the Fund, nor are they permitted to be held jointly. For purposes of this SAI and the operations of the Fund, including determining whether shares are redeemable or cancellable, the holder of any share of the Fund will be the natural person or entity who subscribed for that share of the Fund when the share was originally purchased, regardless of how the shares are held for state law purposes. A shareholder’s account is governed by the laws of the State of Delaware.

State Regulation; Selling Restrictions

The Fund’s shares are “covered securities” under Section 18(b)(2) of the 1933 Act, and the offering is therefore generally exempt from state securities (blue-sky) registration. The Fund’s structure nonetheless raises novel questions under state insurance and anti-tontine laws. The Fund does not offer or sell shares, and will not accept subscriptions, in any state or jurisdiction in which the offer or sale would violate applicable insurance, anti-tontine, insurable-interest, or other law. Accordingly, the Fund will not accept subscriptions from residents of Louisiana. See the Prospectus under “Purchase, Repurchase and Cancellation of Shares—State Regulation; Selling Restrictions” and “Risk Factors—Novel Structure and Regulatory Risk.”

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Some securities or other assets considered for investment by the Fund also may be appropriate for other accounts managed by the Adviser or its affiliates. Thus, a particular security or other asset may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. If a purchase or sale of securities or other assets consistent with the investment policies of the Fund and one or more of these other accounts is considered at or about the same time, transactions in such securities or other assets will generally be allocated among the Fund and other accounts in the manner described above under “Potential Conflicts of Interest—Allocation of Investment Opportunities” and “—Conflicts of Interest Among Strategies” above. When the Adviser or its affiliates determine that an investment opportunity is appropriate for the Fund and one or more other accounts, the Adviser or its affiliates will generally execute transactions for the Fund on an aggregated basis with the other accounts when the Adviser or its affiliates believes that to do so will allow it to obtain best execution and to negotiate more favorable transaction costs than might have otherwise been paid had such orders been placed independently. Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Brokerage and Research Services

In the case of the Fund’s portfolio holdings, the Fund pays brokerage commissions. In the case of short-term money market instruments the Fund holds for liquidity, there is generally no stated commission, but the price paid by the Fund will be affected by the bid-offer spread, market impact, and general dealer activity.

The Adviser places orders for the purchase and sale of portfolio securities or other assets and buys and sells such securities or other assets for the Fund through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting such purchases and sales, the Adviser seeks the most favorable price and execution of the Fund’s orders.

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It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “research and brokerage services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser or its affiliates may receive research and brokerage services from broker-dealers with which the Adviser places the Fund’s portfolio transactions. These research and brokerage services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities or other asset or instrument, recommendations as to the purchase and sale of securities or other assets or instruments and services related to the execution of securities or other transactions. The advisory fees paid by the Fund or the Fund are not reduced because the Adviser or its affiliates receive such research and brokerage services even though the receipt of such research and brokerage services relieves the Adviser or its affiliates from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s transactions may be useful to the Adviser or its affiliates in providing services to the Adviser’s or its affiliates’ other clients, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, research and brokerage services provided to the Adviser or its affiliates by broker-dealers in connection with trades executed on behalf of other clients of the Adviser or its affiliates may be useful to the Adviser in managing the Fund, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser or its affiliates in managing such other clients. To the extent the Adviser or its affiliates use such research and brokerage services, they will use them for the benefit of all clients, to the extent reasonably practicable. Currently, the Adviser does not direct portfolio transactions for the Fund to a particular broker-dealer because the broker-dealer provides soft dollar benefits to the Adviser.

Regular Broker Dealers. The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of its most recent fiscal year and state the value of such holdings.

As of the date of this SAI, the Fund did not hold any securities of its regular brokers or dealers or their parent companies because the Fund had not yet begun investment operations.

TAX STATUS

The following discussion of U.S. federal income tax consequences of investment in the Fund is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of the preparation of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of federal, state, local or non-U.S. tax laws.

Taxation of the Fund

The Fund intends to elect to be treated as and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Code (a “RIC”). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund generally must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above);

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(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships; and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund generally will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying the Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income, if any, and any net capital gain. Investment company taxable income and net capital gain that is retained by the Fund will be subject to tax at regular corporate rates.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a RIC generally may elect to treat part of all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year), or late-year ordinary loss (generally, the sum of (i) net ordinary loss from the sale, exchange or other taxable disposition of property attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that they will be able to do so.

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Fund Distributions

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from the Fund in the calendar year in which the distributions are received, except that a dividend declared and payable to shareholders of record in October, November or December and paid to shareholders the following January generally is deemed to have been paid by the Fund on the preceding December 31.

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes to shareholders on distributions of capital gains are determined by how long the Fund owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter the Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions of net short-term capital gain (as reduced by any long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income, and shareholders will not be able to offset distributions of the Fund’s net short-term capital gains with capital losses that they recognize with respect to their other investments. As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year. In general, the Fund does not expect a significant portion of its distributions to be attributable to capital gains from the Fund’s investment activities.

The ultimate tax characterization of the Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. The Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year and all prior years), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A portion of each distribution is expected to constitute a return of capital.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. Instead, potentially subject to certain limitations, the Fund may carry net capital losses from any taxable year forward to subsequent taxable years without expiration to offset capital gains, if any, realized during such subsequent taxable years. The Fund’s capital loss carryforwards are reduced to the extent they offset the Fund’s current-year net realized capital gains, whether the Fund retains or distributes such gains. The Fund must apply such carryforwards first against gains of the same character. The Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for the fiscal year.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above and (ii) any net gain from the sale, repurchase or exchange of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

Dividends and distributions on shares of the Fund are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s current and accumulated earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of the Fund reflects either unrealized gains, or realized undistributed income or gains, which were therefore included in the price the shareholder paid. The Fund may be required to distribute realized income or gains regardless of whether its net asset value also reflects unrealized losses. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares.

The shares associated with a Reference Life who dies on or after the Offering Close Date are subject to Automatic Cancellation at $0.00 per share by the terms of the shares, rather than redemption at a price. If a distribution is inadvertently paid on shares that should have been Automatically Canceled because of a Reference Life’s death, the recipient is generally subject to U.S. federal income tax on the amount of the inadvertent distribution.

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Repurchase of Shares

The Fund’s repurchase of shares tendered by shareholders (an “Early Repurchase”) will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than 12 months. Otherwise, the gain or loss on a taxable disposition of Fund shares will generally be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. The amount of gain or loss recognized in an Early Repurchase depends upon the difference between the price received for shares repurchased on an Early Repurchase (the “Early Repurchase Price”) and the tax basis of the shares. It is expected that a person or entity who has shares repurchased pursuant to an Early Repurchase will realize a capital loss for federal income tax purposes.

Shareholders who tender all of the Fund shares they hold or are deemed to hold in response to an Early Repurchase generally will be treated as having sold their shares and generally will recognize a capital gain or loss, as described in the preceding paragraph. However, if a shareholder tenders fewer than all of the shares it holds or is deemed to hold pursuant to an Early Repurchase, such shareholder may be treated as having received a distribution under Section 301 of the Code (“Section 301 distribution”) unless the repurchase is treated as being either (i) “substantially disproportionate” with respect to such shareholder or (ii) otherwise “not essentially equivalent to a dividend” under the relevant rules of the Code. A Section 301 distribution is not treated as a sale or exchange giving rise to capital gain or loss, but rather is treated as a dividend to the extent supported by the Fund’s current and accumulated earnings and profits, with the excess treated as a return of capital reducing the shareholder’s tax basis in its Fund shares, and thereafter as capital gain. Where a shareholder whose shares are repurchased is treated as receiving a dividend, there is a risk that other shareholders of the Fund whose percentage interests in the Fund increase as a result of such repurchase will be treated as having received a taxable distribution from the Fund.

The Fund’s use of cash to repurchase shares in an Early Repurchase could adversely affect its ability to satisfy the distribution requirements for treatment as a RIC. The Fund could also recognize income in connection with its liquidation of portfolio securities to fund share repurchases. Any such income would be taken into account in determining whether the distribution requirements are satisfied.

Upon the repurchase of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary, may be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the shares that were repurchased. See “Tax Basis Information” below for more information.

Automatic Cancellation of Shares

The Automatic Cancellation of shares of the Fund upon the death of the associated Reference Life after the Offering Close Date will not be considered a taxable disposition giving rise to gain or loss to the Fund, because the shares are canceled by their own terms for no consideration ($0.00 per share) and the Fund pays nothing and acquires nothing upon the cancellation. Where the shareholder and the Reference Life are the same, shares held at death are generally included in the shareholder’s gross estate at fair market value, which will generally be minimal because the shares lapse to $0.00 by their terms upon the Reference Life’s death on or after the Offering Close Date.

If, within one year following the Automatic Cancellation of a shareholder’s shares, it is shown that the associated Reference Life had not died, the Adviser will direct the Transfer Agent to reverse the inadvertent cancellation and reinstate the shares as if the cancellation had not occurred, and the Fund will deliver to the shareholder any distributions paid on the shares prior to the reversal that were not received by the shareholder as a result of the cancellation. Because the shares are canceled at $0.00 per share for no consideration, no repayment by the shareholder is required in connection with a reversal. The Fund intends to treat an inadvertent Automatic Cancellation that is reversed as not giving rise to gain, loss, or other income to the Fund. No published authority directly addresses the treatment of a reversal of an Automatic Cancellation, and shareholders should consult their own tax advisers regarding the consequences of a reversal.

The Automatic Cancellation of shares for no consideration does not require the Fund to use cash and therefore does not, by itself, affect the Fund’s ability to satisfy the distribution requirements for treatment as a RIC. The Fund’s use of cash to repurchase shares in an Early Repurchase during the Offering Period could, however, affect its ability to satisfy those requirements, and the Fund could recognize income in connection with liquidating portfolio securities to fund such repurchases.

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Upon the repurchase or cancellation of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary, may be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the shares that were redeemed or canceled. See “Tax Basis Information” below for more information.

Backup Withholding

The Fund is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and proceeds from a repurchase paid to any individual shareholder who is subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Basis Information

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information and holding period for Fund shares.

Other Reporting and Withholding Requirements

Each prospective investor is urged to consult its tax adviser regarding the applicability of Sections 1471-1474 of the Code and the U.S. Treasury regulations and IRS guidance issued thereunder (collectively, “FATCA”) and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. In addition, some foreign countries have implemented and others are considering, and may implement, laws similar in purpose and scope to FATCA.

Expenses Subject to Special Pass-Through Rules

The Fund will not be considered to be a “publicly offered” RIC if it does not have at least 500 investors at all times during a taxable year, is not regularly traded on an established securities market, and its shares are not treated as continuously offered pursuant to a public offering. The Fund expects to be a “publicly offered” RIC initially, although it is possible that the Fund subsequently will not be treated as a “publicly offered” RIC for one or more of its taxable years (for example, if the Fund were to have less than 500 investors in a future taxable year). If the Fund became a non-publicly offered RIC, expenses of the Fund, except those specific to its status as a RIC or separate entity (e.g., registration fees or transfer agency fees), are subject to special “pass-through” rules. Individual shareholders would be treated as receiving an additional dividend equal to the amount of such expenses that the Fund must pass through, and such shareholders would not be permitted to deduct such expenses under current law. As a result, if the Fund were not treated as “publicly offered” in any taxable year, individual shareholders would likely recognize more income than if the Fund were treated as “publicly offered.” Based on the Fund’s planned distributions and anticipated expenses, the Fund does not expect the impact of such treatment, if it were to apply, to have a significant impact on the after-tax distributions an investor will receive from the Fund.

State and Local Taxes

Shareholders should consult their own tax advisers as to the state or local tax consequences of investing in the Fund.

CERTAIN PROVISIONS IN THE DECLARATION OF TRUST

The Trustees are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate classes without further action by shareholders.

The shares of the Fund represent an equal proportionate interest in the net assets attributable to such shares of the Fund. Shareholders have certain exclusive voting rights on matters relating to their respective distribution plan, if any. Different classes of the Fund, if any, may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

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Unless otherwise required by the 1940 Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. A Trustee may be removed at any meeting of Fund shareholders by a vote of the Fund shareholders owning at least two-thirds (66 2/3%) of the Fund’s outstanding shares.

On the Fund’s liquidation date, surviving shareholders are entitled to share pro rata by shares owned in the remaining assets of the Fund, if any. Shares entitle their holders to one vote per share (and fractional votes for fractional shares) and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

The Declaration of Trust disclaims shareholder liability for any act, omission or obligation of the Fund or any Trustee or officer of the Fund. The Declaration of Trust further provides for indemnification out of the Fund’s property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Fund provides for indemnification by the Board of Trustees and officers of the Fund, however, such persons may not be indemnified against any liability to the Fund or the Fund’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

OTHER INFORMATION

Miscellaneous

The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the Commission under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the Commission in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

In the interest of economy and convenience, the Fund does not issue certificates representing the Fund’s shares. Instead, the Transfer Agent maintains a record of each shareholder’s ownership. Each shareholder receives confirmation of purchase and repurchase orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.

FINANCIAL STATEMENTS

[To be filed by amendment]

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Item 25:		Financial Statements and Exhibits.

1.	Financial Statements:
LongevityFP US Equity Large-Cap 500 Index Fund (1960) (the “Registrant”) has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed with a Pre-effective Amendment to the Registration Statement on Form N-2.
2.	Exhibits:
	a.1	Agreement and Declaration of Trust, dated August 14 2026, is filed herewith.
	a.2	Registrant’s Certificate of Trust, dated June 16, 2026, is filed herewith.
	a.3	Certificate of Amendment to Certificate of Trust, dated August 12, 2026, is filed herewith.
	b.	By-Laws of the Registrant, dated August 14 2026, are filed herewith.
	c.	Not applicable.
	d.	Not applicable.
	e.	Dividend Reinvestment Plan to be filed by amendment.
	f.	Not applicable.
	g.	Investment Management Agreement to be filed by amendment.
	h.	Distribution Agreement to be filed by amendment.
	i.	Not applicable.
	j.	Custodian Agreement to be filed by amendment.
	k.1	Transfer Agency Agreement to be filed by amendment.
	k.2	Administration Agreement to be filed by amendment.
	k.3	Expense Reimbursement Agreement to be filed by amendment.
	l.	Opinion and Consent of Stradley Ronon Stevens & Young, LLP to be filed by amendment.
	m.	Not applicable.
	n.	Consent of [___], an independent registered public accounting firm, to be filed by amendment.
	o.	Not applicable.
	p.	Subscription Agreement to be filed by amendment.
	q.	Not applicable.
	r.1	Code of Ethics of the Registrant to be filed by amendment.
	r.2	Code of Ethics of Longevity Financial Advisors, LLC to be filed by amendment.
	r.3	Code of Ethics of [___] to be filed by amendment.
	s.	Calculation of Filing Fees Exhibit is filed herewith.
	t.	Powers of Attorney are filed herewith.

Item 26: Marketing Arrangements

Reference is made to the Distribution Agreement to be filed by amendment as Exhibit h. to this Registration Statement.

Item 27: Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in the Registration Statement:

SEC Registration Fees	$[___]
Printing/Engraving Expenses	$[___]
Legal Fees	$[___]
Audit	$[___]
Miscellaneous Expenses	$[___]
Total	$[___]

Item 28: Persons Controlled by or under Common Control with Registrant

None.

Item 29: Number of Holders of Securities

At [__], 2026:

Title of Class	Number of Record Holdings
Common Shares	[___]

Item 30: Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Agreement and Declaration of Trust and Article VIII of its By-Laws and are hereby incorporated by reference. See Item 25.2.a.i. and Item b. above. Under the Agreement and Declaration of Trust; (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Registrant; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s By-Laws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the Registrant’s assets, to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the By-Laws and applicable law. The Registrant, on its own behalf, assume the defense of any such claim made against the shareholder for any act or obligation of the Registrant.

Item 31: Business and Other Connections of the Investment Adviser

Longevity Financial Advisors, LLC is a Delaware limited liability company that serves as investment adviser to the Registrant. Longevity Financial Advisors, LLC’s offices are located at 13911 Ridgedale Drive, Suite 485, Minnetonka, MN 55305. Set forth below is a list of officer(s) and/or director(s) of Longevity Financial Advisors, LLC, together with the information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer(s) and director(s) during the past two years. The information is provided as of [___]:

Name and Position	Other Position(s) During the Last Two Years
Jon Sabes, President	Director, Insurance Studies Institute (since 2021) and Director, Adath Yeshuran Cemetery (since 2024)

Item 32: Location of Accounts and Records

Longevity Financial Advisors, LLC maintains physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 13911 Ridgedale Drive, Suite 485, Minnetonka, MN 55305.

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1.	Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	[Not applicable.]

3.	The Registrant undertakes:

a.	to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

i.	to include any prospectus required by Section 10(a)(3) of the Securities Act;

ii.	to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement;

iii.	to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

b.	that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c.	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

d.	that, for the purpose of determining liability under the Securities Act to any purchaser:

i.	Not applicable;

ii.	if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

e.	that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

i.	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

ii.	free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

iii.	the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

iv.	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4.	The Registrant undertakes that:

a.	For the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

b.	For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.	Not applicable.

6.	The Registrant undertakes that insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

7.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Minnetonka, and State of Minnesota, on the 14th day of August, 2026.

LongevityFP US Equity Large-Cap 500 Index Fund (1960)

By:	/s/ Paul Chestovich
Paul Chestovich
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title

/s/ Jon Sabes*	Interested Trustee
Jon Sabes

/s/ Lee Smart* Lee Smart	Independent Trustee
/s/ Walter White* Walter White	Independent Trustee
/s/ Paul Chestovich Attorney-In-Fact	Secretary

*Paul Chestovich, pursuant to Powers of Attorney  dated August 7, 2026 and August 8, 2026, respectively, filed herewith.

EXHIBITS INDEX

a.1	Agreement and Declaration of Trust

a.2	Certificate of Trust

a.3	Certificate of Amendment to Certificate of Trust

b.	By-Laws

s.	Calculation of Filing Fees Exhibit

t.	Powers of Attorney